[LOGO OF AETNA LIFE INSURANCE AND ANNUITY COMPANY APPEARS HERE]

                               VARIABLE ANNUITY
                                   ACCOUNT C


  Aetna Life Insurance and Annuity Company
                               Prospectus Dated:

  IRA Customer Service            May 1, 1995               [LOGO OF 1994
  151 Farmington Avenue                                      IRA/SEP APPEARS
  Hartford, Connecticut 06156-1258                           HERE]
  Telephone: 1-800-531-4547


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   INDIVIDUAL VARIABLE ANNUITY CONTRACTS FOR
  INDIVIDUAL RETIREMENT ANNUITIES (SECTION 408(B)), INTERNAL IRA ROLLOVER AND
               SIMPLIFIED EMPLOYEE PENSION PLANS (SECTION 408(K))
--------------------------------------------------------------------------------

  The Contracts ("Contracts") described in this prospectus are offered by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are designed to provide for retirement income. The Contracts are established under Section 408 of the Internal Revenue Code of 1986, as amended ("Code"). Amounts held under the Contracts may be entitled to tax-deferred treatment under certain sections of the Code.

  The Contracts allow values to accumulate under credited interest or variable options, or a combination of these options. They also provide for the payment of annuity benefits on a fixed or variable basis, or a combination thereof.

  The variable funding options currently available through the Separate Account under the Contract described in this Prospectus are as follows:

    . Aetna Variable Fund                 . Fidelity Equity-Income Portfolio
    . Aetna Income Shares                 . Fidelity Growth Portfolio
    . Aetna Variable Encore Fund          . Fidelity Overseas Portfolio
    . Aetna Investment Advisers Fund, Inc.. Janus Aspen Aggressive Growth
                                            Portfolio
    . Aetna Ascent Variable Portfolio     . Janus Aspen Balanced Portfolio
    . Aetna Crossroads Variable Portfolio . Janus Aspen Growth Portfolio
    . Aetna Legacy Variable Portfolio     . Janus Aspen Short-Term Bond
                                            Portfolio
    . Alger American Growth Portfolio     . Janus Aspen Worldwide Growth
                                            Portfolio
    . Alger American Small Cap Portfolio  . Scudder International Portfolio
    . Fidelity Contrafund Portfolio       . TCI Growth (a Twentieth Century
                                            Fund)

  The availability of the above Funds is subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions or under all Contracts.

  The credited interest options available for the accumulation of values are the Guaranteed Interest Account (IRA and SEP Plans, everywhere except Washington and New York), the Guaranteed Accumulation Account (New York only) and the Fixed Account. Credited interest options are offered only in those states in which they are approved. Except as specifically mentioned, this prospectus describes only the variable options of the Contracts. Information concerning the credited interest options is found in Appendix I, Appendix II and Appendix III, respectively.

  This Prospectus sets forth concisely the information about Variable Annuity Account C (the "Separate Account") that a prospective investor should know before investing. Additional information about the "Separate Account" is contained in a Statement of Additional Information ("SAI") dated May 1, 1995, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed in this prospectus. An SAI may be obtained without charge by indicating the request on the application accompanying this prospectus or by calling 1-800-531-4547.

  THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT
  PROSPECTUSES OF THE FUNDS AND GUARANTEED ACCUMULATION ACCOUNT (NEW YORK
  ONLY). ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE
  REFERENCE.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
  SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS PROSPECTUS. THIS
  PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               TABLE OF CONTENTS

                                                                            Page
DEFINITIONS................................................................   3
PROSPECTUS SUMMARY.........................................................   5
FEE TABLE..................................................................   6
CONDENSED FINANCIAL INFORMATION............................................   9
PERFORMANCE DATA...........................................................  11
THE COMPANY................................................................  12
VARIABLE ANNUITY ACCOUNT C.................................................  12
THE FUNDS..................................................................  12
 Fund Investment Advisers..................................................  15
 Mixed and Shared Funding..................................................  15
 Fund Additions and Limitations............................................  15
PURCHASE OF CONTRACT
 Contract Purchase.........................................................  16
 Net Purchase Payments.....................................................  16
 Distribution..............................................................  17
DETERMINING CONTRACT VALUE
 Accumulation Units........................................................  17
 Net Investment Factor.....................................................  18
CONTRACT RIGHTS
 Right to Cancel...........................................................  18
 Transfers and Allocation Changes..........................................  18
 Withdrawals...............................................................  19
 Reinvestment Privilege....................................................  19
CHARGES AND DEDUCTIONS
 Maintenance Fee...........................................................  19
 Mortality and Expense Risk Charges........................................  20
 Administrative Expense Charge.............................................  20
 Fund Expenses.............................................................  20
 Allocation and Transfer Fees..............................................  20
 Deferred Sales Charge.....................................................  21
 Premium Tax...............................................................  22

                                                                            Page
ADDITIONAL WITHDRAWAL OPTIONS..............................................  22
 General...................................................................  22
 Estate Conservation Option................................................  23
 Systematic Withdrawal Option..............................................  23
ANNUITY PERIOD
 Annuity Period Elections..................................................  24
 Annuity Options...........................................................  25
DEATH BENEFIT..............................................................  26
 Accumulation Period.......................................................  26
 Annuity Period............................................................  26
TAX STATUS
 Introduction..............................................................  27
 Taxation of the Company...................................................  27
 Tax Status of the Contract................................................  28
 Contracts Used with Certain
 Retirement Plans..........................................................  28
 Possible Changes in Taxation..............................................  29
 Other Tax Consequences....................................................  29
MISCELLANEOUS
 Modification of the Contract..............................................  30
 Contract Holder Inquiries.................................................  30
 Telephone Transfers.......................................................  30
 Transfer of Ownership;
  Assignment...............................................................  30
 Legal Proceedings.........................................................  30
 Legal Matters.............................................................  30
STATEMENT OF ADDITIONAL INFORMATION --
 TABLE OF CONTENTS.........................................................  31
APPENDIX I--Guaranteed Accumulation
 Account...................................................................  32
APPENDIX II--Fixed Account.................................................  33
APPENDIX III--Guaranteed Interest
 Account...................................................................  35
APPENDIX IV--Federal Income Tax
 Summary for IRAs..........................................................  36
HYPOTHETICAL TABLES........................................................  38

                                  DEFINITIONS

As used in this Prospectus, the following terms have the meanings shown:

ACCOUNT VALUE: The dollar value of amounts held in an Account as of any Valuation Period, including the value of the Accumulation Units in the Funds, the amounts held in GAA, and any amounts invested in the Fixed Account, plus interest earned on those amounts, less any maintenance fees due, but excluding amounts used for Annuity Options.

ACCUMULATION PERIOD: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

ACCUMULATION UNIT: A measure of the value of the Separate Account assets attributable to each Fund used as a variable funding option.

ANNUITANT: A natural person on whose life an Annuity payment is based.

ANNUITY: A series of payments for life, for a definite period or a combination of the two.

ANNUITY PERIOD: The period during which annuity payments are made.

ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

CODE: Internal Revenue Code of 1986, as amended.

COMPANY: Aetna Life Insurance and Annuity Company, sometimes referred to as "we" or "us."

CONTRACT: The flexible Purchase Payment individual variable annuity contracts offered by this Prospectus.

CONTRACT HOLDER: The individual to whom the Contract is issued, referred to as "you."

CONTRACT YEAR: The period of 12 months measured from the date the first Purchase Payment is applied to the Contract or from any anniversary of such date.

DISTRIBUTOR(S): The registered broker-dealer(s) which have entered into selling agreements with the Company to offer and sell the Contracts. The Company may also serve as a Distributor.

FUNDS: The mutual funds offered as variable funding options for the investment of assets of the Separate Account under the Contracts.

GIA: Guaranteed Interest Account, the credited interest option available in most jurisdictions for deposits under the Contract.

HOME OFFICE: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

MARKET VALUE ADJUSTMENT: An amount deducted or added to amounts withdrawn early from the Guaranteed Accumulation Account to reflect changes in the market value of the investment since the date of deposit. See Appendix I and the Prospectus for the Guaranteed Accumulation Account for a discussion of how the market value adjustment is actually calculated.

NET PURCHASE PAYMENT(S): The Purchase Payment(s) less premium taxes, if applicable.

PURCHASE PAYMENT(S): The gross payment(s) made to the Company under a Contract.

SEC: Securities and Exchange Commission.

SEPARATE ACCOUNT: Variable Annuity Account C, an account whose assets are segregated from other assets of the Company. The Separate Account holds shares of the Funds acquired for the Contracts. The Company holds title to the assets held in the Separate Account.

UNDERWRITER: The registered broker-dealer which contracts with other registered broker-dealers on behalf of the Separate Accounts to offer and sell the Contracts.

VALUATION PERIOD: The period of time from when a Fund determines its net asset value until the next time it determines its net asset value, usually from 4:15 p.m. Eastern time each day the New York Stock Exchange is open until 4:15 p.m. the next such business day.

VALUATION RESERVE: A reserve established pursuant to the insurance laws of State of Connecticut to measure voting rights during the Annuity Period and the value of a commutation right available under the "Payments for Specified Period" nonlifetime Annuity option when elected on a variable basis.

VARIABLE ANNUITY CONTRACT: An Annuity Contract providing for the accumulation of values and/or for Annuity payments that vary in dollar amount with investment results.

                               PROSPECTUS SUMMARY

PURCHASE

The Contracts described in this Prospectus are available in connection with Individual Retirement Annuities and Simplified Employee Pension Plans. The Contracts are designed to provide retirement benefits to you when you transfer (roll over) funds from an existing Contract issued by the Company or by Aetna Life Insurance Company to an Individual Retirement Annuity ("IRA") and to IRA plans pursuant to the provisions of a Simplified Employee Pension Plan ("SEP"). The Contracts can also accept transfers from plans that are considered qualified under federal income tax laws and from other Individual Retirement Account custodians. You also have the option of making IRA contributions on an ongoing basis.

These Contracts may be established by completing the proper application form and submitting it to the Distributor. See "Contract Purchase."

REDEMPTION

You may withdraw all or a portion of the Contract value during the Accumulation Period by properly completing and submitting a disbursement form to the Company. Certain charges and deductions may be assessed upon withdrawal. See "Charges and Deductions" and "Contract Rights--Withdrawals."

DEFERRED SALES CHARGE

A deferred sales charge may apply to amounts withdrawn. The maximum deferred sales charge that could be assessed on a full or partial withdrawal is 6% of the amount withdrawn. See "Deferred Sales Charge."

TAXES AND WITHHOLDING

A 10% federal penalty tax may be imposed on the taxable portion of a distribution paid. Withholding for income tax also may be imposed on certain withdrawals. (See "Tax Status.")

CONTRACT CHARGES

Certain other charges are associated with these Contracts such as the maintenance fee, mortality and expense risk charges, administrative expense charge, fund expenses, allocation and transfer fees and premium tax. See "Charges and Deductions" for a complete explanation of these charges.

FREE LOOK PROVISION

You may cancel the Contract no later than ten days after receiving it (or as otherwise allowed by state law) by returning it along with a written notice of cancellation. Unless state law requires otherwise, the amount you will receive on cancellation under this provision may reflect the investment performance of the Purchase Payments deposited in the separate account while invested. In certain cases, this may be less than the amount of your Purchase Payments. (See "Right to Cancel.")

                                   FEE TABLE
                    (Based on year ended December 31, 1994)

THE PURPOSE OF THE FEE TABLE IS TO ASSIST CONTRACT HOLDERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT WILL BE BORNE, DIRECTLY OR INDIRECTLY, UNDER THE CONTRACT. THE INFORMATION LISTED REFLECTS THE CHARGES DUE UNDER THE CONTRACT AS WELL AS THE FEES AND EXPENSES DEDUCTED FROM THE FUNDS. ADDITIONAL INFORMATION REGARDING THE CHARGES AND DEDUCTIONS ASSESSED UNDER THE CONTRACT CAN BE FOUND UNDER "CHARGES AND DEDUCTIONS" IN THIS PROSPECTUS. CHARGES AND EXPENSES SHOWN DO NOT TAKE INTO ACCOUNT PREMIUM TAXES THAT MAY BE APPLICABLE.

CONTRACT HOLDER TRANSACTION EXPENSES
------------------------------------
DEFERRED SALES CHARGE (as a percentage of amount withdrawn)(/1/)

             SCHEDULE A(/2/)

 Completed Contract Years      Deduction
 ------------------------      ---------
  Less than 1                     1%
  1 or more                       0%
             SCHEDULE B(/3/)

 Completed Contract Years      Deduction
 ------------------------      ---------
  Less than 2                      6%
  2 or more but less than 3        5%
  3 or more but less than 4        4%
  4 or more but less than 5        3%
  5 or more but less than 6        2%
  6 or more but less than 7        1%
  7 or more                        0%

Allocation and Transfer Fees(/4/)         $0.00

ANNUAL CONTRACT MAINTENANCE FEE(/5/)     $25.00
------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES
--------------------------------
(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options)
        Mortality and Expense Risk Fees(/6/)         1.25%
        Administrative Expense Charge(/7/)              0%
                                                    ------
        Total Separate Account Annual Expenses       1.25%
                                                    ======

(/1/) The total amount deducted for the deferred sales charge will not exceed
      8.5% of the Purchase Payments made to the Contract. The deferred sales charge may be referred to in the Contract as "surrender fee." See "Deferred Sales Charge" for instances in which this charge is not deducted.
(/2/) Schedule A applies to Contracts established with funds that were transferred from an existing Contract issued by the Company (except exchanges from IRA and SEP Contracts issued by the Company) or by Aetna Life Insurance and Annuity Company. The deferred sales charge is based on the number of completed contract years since the date of initial payment to the new Contract.
(/3/) Schedule B applies to Contracts established with funds that were exchanged from IRA and SEP Contracts issued by the Company where the Contract Holder has been, or still is, subject to a deferred sales charge. The Contract Holder enters the deferred sales charge schedule at the percentage point corresponding to the deferred sales charge applicable under the predecessor contract at the time of the exchange, and continues from that point in the Schedule.
(/4/) The Company currently allows an unlimited number of transfers or allocation changes without charge. However, we reserve the right to assess a fee of $10.00 for each transfer in excess of 12 made during each Contract year. See "Transfers and Allocation Changes."
(/5/) This represents the maximum annual maintenance fee that will be deducted under the Contract. See "Maintenance Fee" for instances when this charge may be waived.
(/6/) This represents the maximum charge that will be deducted for mortality and expense risk charges under the Contract. See "Mortality and Expense Risk Charges."
(/7/) We currently do not impose an Administrative Expense Charge. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the portion of contract values held in the Separate Account.

MUTUAL FUND ANNUAL EXPENSES

(Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1994)

                                               INVESTMENT            OTHER            TOTAL
                                           ADVISORY FEES(/1/)    EXPENSES(/2/)     MUTUAL FUND
                                             (AFTER EXPENSE      (AFTER EXPENSE      ANNUAL
                                             REIMBURSEMENT)      REIMBURSEMENT)     EXPENSES
                                           ------------------    --------------    -----------
Aetna Variable Fund                              0.25%               0.05%            0.30%
Aetna Income Shares                              0.25%               0.08%            0.33%
Aetna Variable Encore Fund                       0.25%               0.07%            0.32%
Aetna Investment Advisers Fund, Inc.             0.25%               0.07%            0.32%
Aetna Ascent Variable Portfolio(/3/)             0.50%               0.20%            0.70%
Aetna Crossroads Variable Portfolio(/3/)         0.50%               0.20%            0.70%
Aetna Legacy Variable Portfolio(/3/)             0.50%               0.20%            0.70%
Alger American Growth Portfolio                  0.75%               0.11%            0.86%
Alger American Small Cap Portfolio               0.85%               0.11%            0.96%
Fidelity Contrafund Portfolio(/3/)               0.62%               0.27%            0.89%
Fidelity Equity-Income Portfolio                 0.52%               0.06%            0.58%
Fidelity Growth Portfolio                        0.62%               0.07%            0.69%
Fidelity Overseas Portfolio                      0.77%               0.14%            0.91%
Janus Aspen Aggressive Growth Portfolio(/4/)     0.77%               0.28%            1.05%
Janus Aspen Balanced Portfolio(/4/)              0.83%               0.74%            1.57%
Janus Aspen Growth Portfolio(/4/)                0.66%               0.22%            0.88%
Janus Aspen Short-Term Bond Portfolio(/4/)       0.00%               0.65%            0.65%
Janus Aspen Worldwide Growth Portfolio(/4/)      0.69%               0.49%            1.18%
Scudder International Portfolio                  0.88%               0.20%            1.08%
TCI Growth(/5/)                                  1.00%               0.00%            1.00%

--------
(/1/) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.
(/2/) A Fund's "Other Expenses" include operating costs of the Fund. The deduction of the above expenses are reflected in the Fund's net asset value and are not deducted from the Account Value under the Contract.
(/3/) These Funds have only limited operating history; therefore the expenses are estimated for the current fiscal year.
(/4/) The expense figures shown are net of certain expense waivers from Janus
      Capital Corporation. Without such waivers, the Investment Advisory Fees, Other Expenses and Total Mutual Fund Annual Expenses for the Portfolios for the fiscal year ended December 31, 1994 would have been: 1.00%, 0.28% and 1.28%, respectively, for Janus Aspen Aggressive Growth Portfolio; 1.00%, 0.74% and 1.74%, respectively, for Janus Aspen Balanced Portfolio; 0.65%, 0.70% and 1.35%, respectively, for Janus Aspen Growth Portfolio; 0.65%, 0.75% and 1.40%, respectively, for Janus Aspen Short-Term Bond Portfolio; and 1.00%, 0.49% and 1.49%, respectively, for Janus Aspen Worldwide Growth Portfolio.
(/5/) The Portfolio investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees and expenses the non-interested directors (including counsel fees) and extraordinary expenses.

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

Assuming a 5% annual return on assets, you would have paid the following expenses on a $1,000 investment:(1)

                          If you withdraw your entire     If you do not withdraw your
                          Account Value at the end of the entire Account Value contract,
                          applicable time period:         or if you annuitize:
                          1 year 3 years 5 years 10 years 1 year 3 years 5 years 10 years
                          ------ ------- ------- -------- ------ ------- ------- --------
Aetna Variable Fund        $79     $98    $116     $200    $17     $53     $92     $200
Aetna Income Shares        $80     $98    $117     $204    $18     $54     $94     $204
Aetna Variable Encore
 Fund                      $79     $98    $117     $203    $17     $54     $93     $203
Aetna Investment
 Advisers Fund, Inc.       $79     $98    $117     $203    $17     $54     $98     $203
Aetna Ascent Variable
 Portfolio                 $88    $109    $136     $243    $21     $66    $113     $243
Aetna Crossroads
 Variable Portfolio        $83    $109    $136     $243    $21     $66    $113     $243
Aetna Legacy Variable
 Portfolio                 $83    $109    $136     $243    $21     $66    $113     $243
Alger American Growth
 Portfolio                 $85    $114    $144     $259    $25     $71    $121     $259
Alger American Small Cap
 Portfolio                 $85    $117    $149     $269    $24     $74    $126     $269
Fidelity Contrafund
 Portfolio                 $85    $115    $145     $262    $23     $71    $122     $262
Fidelity Equity-Income
 Portfolio                 $82    $106    $130     $230    $20     $62    $107     $230
Fidelity Growth
 Portfolio                 $83    $109    $135     $242    $21     $65    $112     $242
Fidelity Overseas
 Portfolio                 $85    $115    $146     $264    $23     $72    $123     $204
Janus Aspen Aggressive
 Growth Portfolio          $86    $119    $153     $278    $25     $76    $130     $278
Janus Aspen Balanced
 Portfolio                 $91    $184    $178     $329    $30     $92    $156     $329
Janus Aspen Growth
 Portfolio                 $85    $114    $145     $261    $23     $71    $122     $261
Janus Aspen Short-Term
 Bond Portfolio            $83    $108    $183     $238    $21     $61    $110     $238
Janus Aspen Worldwide
 Growth Portfolio          $88    $123    $159     $291    $26     $80    $137     $291
Scudder International
 Portfolio                 $87    $120    $155     $281    $25     $77    $132     $281
TCI Growth                 $86    $118    $151     $273    $24     $75    $128     $273

(1)The illustration reflects the $25.00 maintenance fee as an annual charge of 0.146% of assets.

                        CONDENSED FINANCIAL INFORMATION
     (FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.25%)

   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1994 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE ACCOUNT, WHICH FINANCIAL STATEMENTS HAVE BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 31,1994 AND THE INDEPENDENT AUDITORS' REPORT THEREON, ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                     1994
                                                                     ----
AETNA VARIABLE FUND
Value at beginning of period                                      $11.020
Value at end of period                                            $10.778
Increase (decrease) in value of accumulation unit(/1/)             (2.20)%(/2/)
Number of accumulation units outstanding at end of period         602,838

AETNA INCOME SHARES
Value at beginning of period                                      $10.905
Value at end of period                                            $10.360
Increase (decrease) in value of accumulation unit(/1/)             (5.00)%(/2/)
Number of accumulation units outstanding at end of period         148,193

AETNA VARIABLE ENCORE FUND
Value at beginning of period                                      $10.241
Value at end of period                                            $10.528
Increase (decrease) in value of accumulation unit(/1/)              2.80%(/2/)
Number of accumulation units outstanding at end of period         334,746

AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                                      $11.057
Value at end of period                                            $10.868
Increase (decrease) in value of accumulation unit(/1/)             (1.71)%(/2/)
Number of accumulation units outstanding at end of period         261,895

ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period                                      $ 9.959
Value at end of period                                            $ 9.437
Increase (decrease) in value of accumulation unit(/1/)             (5.24)%(/2/)
Number of accumulation units outstanding at end of period         208,784

FIDELITY EQUITY-INCOME PORTFOLIO
Value at beginning of period                                      $10.00
Value at end of period                                            $10.403
Increase (decrease) in value of accumulation unit(/1/)             4.03%(/3/)
Number of accumulation units outstanding at end of period         100,574

FIDELITY GROWTH PORTFOLIO
Value at beginning of period                                      $10.00
Value at end of period                                            $10.472
Increase (decrease) in value of accumulation unit(/1/)              4.72%(/3/)
Number of accumulation units outstanding at end of period         121,070

FIDELITY OVERSEAS PORTFOLIO
Value at beginning of period                                      $10.00
Value at end of period                                            $ 9.474
Increase (decrease) in value of accumulation unit(/1/)             (5.26)%(/3/)
Number of accumulation units outstanding at end of period          54,387

SCUDDER INTERNATIONAL PORTFOLIO
Value at beginning of period                                      $12.957
Value at end of period                                            $12.687
Increase (decrease) in value of accumulation unit(/1/)             (2.08)%(/2/)
Number of accumulation units outstanding at end of period         187,169

TCI GROWTH
Value at beginning of period                                      $12.069
Value at end of period                                            $11.781
Increase (decrease) in value of accumulation unit(/1/)             (2.39)%(/2/)
Number of accumulation units outstanding at end of period         139,235

(/1/) The above figures are calculated by subtracting the beginning Accumulation
      Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(/2/) Reflects less than a full year of performance activity. Funds were first received in this option during April 1994.
(/3/) Reflects less than a full year of performance activity. Funds were first received in this option during May 1994.

                        CONDENSED FINANCIAL INFORMATION
     (FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.15%)

   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1994 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH FINANCIAL STATEMENTS HAVE BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 31,1994 AND THE INDEPENDENT AUDITORS' REPORT THEREON, ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                   1994
                                                                   ----
AETNA VARIABLE FUND
Value at beginning of period                                    $10.875
Value at end of period                                          $10.791
Increase (decrease) in value of accumulation unit(/1/)           (0.77)%(/3/)
Number of accumulation units outstanding at end of period       110,410

AETNA INCOME SHARES
Value at beginning of period                                    $10.367
Value at end of period                                          $10.373
Increase (decrease) in value of accumulation unit(/1/)             0.06%(/3/)
Number of accumulation units outstanding at end of period        16,110

AETNA VARIABLE ENCORE FUND
Value at beginning of period                                    $10.484
Value at end of period                                          $10.541
Increase (decrease) in value of accumulation unit(/1/)             0.54%(/4/)
Number of accumulation units outstanding at end of period         9,736

AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                                    $10.951
Value at end of period                                          $10.880
Increase (decrease) in value of accumulation unit(/1/)           (0.65)%(/4/)
Number of accumulation units outstanding at end of period        49,333

ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period                                    $ 9.202
Value at end of period                                          $ 9.450
Increase (decrease) in value of accumulation unit(/1/)             2.70%(/2/)
Number of accumulation units outstanding at end of period        22,052

FIDELITY EQUITY-INCOME PORTFOLIO
Value at beginning of period                                     $10.00
Value at end of period                                          $10.409
Increase (decrease) in value of accumulation unit(/1/)             4.09%(/2/)
Number of accumulation units outstanding at end of period        43,852

FIDELITY GROWTH PORTFOLIO
Value at beginning of period                                     $10.00
Value at end of period                                          $10.479
Increase (decrease) in value of accumulation unit(/1/)             4.79%(/4/)
Number of accumulation units outstanding at end of period        32,592

FIDELITY OVERSEAS PORTFOLIO
Value at beginning of period                                     $10.00
Value at end of period                                           $9.480
Increase (decrease) in value of accumulation unit(/1/)           (5.20)%(/4/)
Number of accumulation units outstanding at end of period         5,098

SCUDDER INTERNATIONAL PORTFOLIO
Value at beginning of period                                    $13.433
Value at end of period                                          $12.701
Increase (decrease) in value of accumulation unit(/1/)           (5.45)%(/2/)
Number of accumulation units outstanding at end of period        23,840

TCI GROWTH
Value at beginning of period                                    $11.910
Value at end of period                                          $11.794
Increase (decrease) in value of accumulation unit(/1/)           (0.97)%(/3/)
Number of accumulation units outstanding at end of period         4,486

(/1/) The above figures are calculated by subtracting the beginning Accumulation
      Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(/2/) Reflects less than a full year of performance activity. Funds were first received in this option during September 1994.

(/3/) Reflects less than a full year of performance activity. Funds were first received in this option during October 1994.

(/4/) Reflects less than a full year of performance activity. Funds were first received in this option during November 1994.

                                PERFORMANCE DATA

From time to time, the Company may advertise different types of historical performance for the variable funding options of the Separate Account available under the Contracts described in this Prospectus. The Company may advertise the "standardized average annual total returns" of the variable funding options, calculated in a manner prescribed by the SEC, as well as the "non-standardized return." Both methods are described below. Further information is contained in the SAI.

"Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the variable funding options under the Contract and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception if less than 10 years). Standardized returns will reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, the annual maintenance fees, the administrative expense charge and any applicable deferred sales charge).

"Non-standardized return" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include a three-year period.

For Funds that were in existence prior to the date that the Fund became available under the Contract, the performance data will show the investment performance that such Fund would have achieved (reduced by the applicable charges) had it been available under the Contract for the period quoted.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Funds to established market indexes such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other mutual funds that have investment objectives similar to the Fund being compared.

We may publish in advertisements and reports to you, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Corporation, Duff & Phelps and Moody's Investors Service, Inc. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today, and The VARDS Report. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying Funds by performance and/or investment objective.

                                  THE COMPANY

Aetna Life Insurance and Annuity Company (the "Company"), is a stock life insurance company organized in 1976 under the insurance laws of the State of Connecticut; it is the depositor for Variable Annuity Account C. As of December 31, 1994, we managed over $20.4 billion of assets. As of December 31, 1993, we ranked among the top 2% of all U.S. life insurance companies by size. We are a wholly owned subsidiary of Aetna Life and Casualty Company which, with its subsidiaries, constitutes one of the nation's largest diversified financial services organizations. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by us in 1976 pursuant to the insurance laws of the State of Connecticut. The Separate Account was formed for the purpose of segregating assets attributable to the variable portions of Contracts from our other assets. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, and meets the definition of "separate account" under the federal securities laws.

Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to our other income, gains or losses. All obligations arising under the Contracts are our general corporate obligations.

                                   THE FUNDS

The Contract Holder will designate some or all of the mutual funds described below as variable funding options under the Contract. The Contract Holder or you may select one or more of the Funds for investment of the Purchase Payments made on your behalf. Except where noted, all of the Funds are diversified as defined in the Investment Company Act of 1940. The availability of the above Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

  . AETNA VARIABLE FUND (sometimes called the "Growth and Income Fund") seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.

  . AETNA INCOME SHARES (sometimes called the "Bond Fund") seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.

  . AETNA VARIABLE ENCORE FUND (sometimes called the "Money Market Fund") seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

  . AETNA INVESTMENT ADVISERS FUND, INC. (sometimes called the "Managed
    Fund") is a managed mutual fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.

  . AETNA GENERATION PORTFOLIOS, INC. -- AETNA ASCENT VARIABLE PORTFOLIO seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. Aetna Ascent is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance. See the Fund's prospectus for a discussion of the risks involved.

  . AETNA GENERATION PORTFOLIOS, INC. -- AETNA CROSSROADS VARIABLE PORTFOLIO seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities, Aetna Crossroads is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance. See the Fund's prospectus for a discussion of the risks involved.

  . AETNA GENERATION PORTFOLIOS, INC. -- AETNA LEGACY VARIABLE PORTFOLIO seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. Aetna Legacy is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.

  . ALGER AMERICAN FUND -- ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively manager portfolio of equity securities, primarily of companies with total market capitalization -- present market value per share multiplied by the total number of shares outstanding -- of $1 billion or greater. Income is a consideration in the selection of investments but is not an investment objective.

  . ALGER AMERICAN FUND -- ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
    ("Alger American Small Cap Portfolio") seeks capital return through investment in the common stock of smaller companies offering the potential for significant price gain. It invests at least 85% of its net assets in equity securities and at least 65% of its net assets in equity securities of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- of less than $1 billion. Investing in smaller companies may present risks not present in investments in larger companies. See the Fund's prospectus for a discussion of these risks.

  . FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II -- CONTRAFUND
    PORTFOLIO ("Fidelity Contrafund Portfolio") seeks maximum total return over the long term by investing its assets mainly in equity securities of companies that are undervalued or out-of-favor.

  . FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND -- EQUITY-INCOME
    PORTFOLIO ("Fidelity Equity-Income Portfolio") seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Fund will also consider the potential for capital appreciation.

  . FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND -- GROWTH
    PORTFOLIO ("Fidelity Growth Portfolio") seeks to achieve capital appreciation by investing primarily in common stock, although the Fund is not limited to any one type of security.

  . FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND -- OVERSEAS
    PORTFOLIO ("Fidelity Overseas Portfolio") seeks long-term growth of capital primarily through investments in foreign securities (at least 65% from at least three countries outside of North America). International Investments such as these involve greater risks than U.S. Investments.

  . JANUS ASPEN SERIES -- AGGRESSIVE GROWTH PORTFOLIO ("Janus Aspen
    Aggressive Growth Portfolio") is a nondiversified portfolio that seeks long-term growth of capital by emphasizing investments in common stocks of companies with market capitalizations between $1 billion and $5 billion.

  . JANUS ASPEN SERIES -- BALANCED PORTFOLIO ("Janus Aspen Balanced
    Portfolio") seeks both long-term growth of capital and current income. The Portfolio is designed for investors who want to participate in the equity markets through a more moderate investment than a pure growth fund.

   Investments in income-producing securities are intended to result in a portfolio that provides a more consistent total return than may be attainable through investing solely in growth stocks. The Portfolio is not designed for investors who desire a consistent level of income. There can be no assurance that the Portfolio will achieve its objective.

  . JANUS ASPEN SERIES -- GROWTH PORTFOLIO ("Janus Aspen Growth Portfolio") seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of a large number of issuers of any size. The Portfolio generally emphasizes issuers with large market capitalizations.

  . JANUS ASPEN SERIES -- SHORT-TERM BOND PORTFOLIO ("Janus Aspen Short-Term
    Bond Portfolio") seeks as high a level of current income as is consistent with preservation of capital by investing primarily in short- and intermediate-term fixed income securities. The Portfolio will normally maintain a dollar-weighted average portfolio maturity of less than three years, but not to exceed five years depending upon its portfolio manager's opinion of prevailing market, financial and economic conditions.

  . JANUS ASPEN SERIES -- WORLDWIDE GROWTH PORTFOLIO ("Janus Aspen Worldwide
    Growth Portfolio") seeks long-term growth of capital by investing primarily in common stocks of companies of foreign and domestic issuers of any size. The Portfolio normally invests in issuers from at least five different countries including the United States. International investments involve risks not present in U.S. Securities.

  . SCUDDER VARIABLE LIFE INVESTMENT FUND -- INTERNATIONAL PORTFOLIO
    ("Scudder International Portfolio") seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities. See the Fund's prospectus for a discussion of the risks involved.

  . TCI PORTFOLIOS, INC. -- TCI GROWTH (a Twentieth Century Fund) seeks capital growth by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of TCI Growth's management, have better than average potential for appreciation. TCI Growth tries to stay fully invested in such securities, regardless of the movement of prices generally. The fund may invest in foreign securities. Foreign investing involves risks that differ from those involved in domestic investing. See the Fund's prospectus for a discussion of these risks.

There is no assurance that the Funds will achieve their investment objectives. Contract Holders bear the full investment risk of investments in the Funds selected.

Some of the above funds may use instruments known as derivatives as part of their investment strategies as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectus for the Funds for a discussion of the risks associated with an investment in those funds.

More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and must accompany this Prospectus. Contract Holders should read the accompanying prospectuses carefully before investing. Additional prospectuses and the Statements of Additional Information for this Prospectus and each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed on the cover of this Prospectus.

FUND INVESTMENT ADVISERS

The following identifies the investment adviser for each Fund.

                    FUND                                 INVESTMENT ADVISER
                    ----                                 ------------------
Aetna Variable Fund                            Aetna Life Insurance
                                               and Annuity Company (ALIAC)
Aetna Income Shares                            ALIAC
Aetna Variable Encore Fund                     ALIAC
Aetna Investment Advisers Fund, Inc.           ALIAC
Aetna Ascent Variable Portfolio                ALIAC
Aetna Crossroads Variable Portfolio            ALIAC
Aetna Legacy Variable Portfolio                ALIAC
Alger American Small Cap Portfolio             Fred Alger Management, Inc.
Alger American Growth Portfolio                Fred Alger Management, Inc.
Fidelity Contrafund Portfolio                  Fidelity Management & Research Company
Fidelity Equity-Income Portfolio               Fidelity Management & Research Company
Fidelity Growth Portfolio                      Fidelity Management & Research Company
Fidelity Overseas Portfolio                    Fidelity Management & Research Company
Janus Aspen Aggressive Growth Portfolio        Janus Capital Corporation
Janus Aspen Balanced Portfolio                 Janus Capital Corporation
Janus Aspen Growth Portfolio                   Janus Capital Corporation
Janus Aspen Short-Term Bond Portfolio          Janus Capital Corporation
Janus Aspen Worldwide Growth Portfolio         Janus Capital Corporation
Scudder International Portfolio                Scudder, Stevens & Clark, Inc.
TCI Growth                                     Investors Research Corporation

MIXED AND SHARED FUNDING

Shares of the Funds are sold to us for funding variable annuities. The Funds may be sold to other companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance policies through variable life separate accounts sponsored by us or by third parties. This is referred to as "mixed funding."

It is conceivable that, in the future, it may be disadvantageous for variable annuity separate accounts and variable life separate accounts of the same or of an unaffiliated insurance company to invest in these Funds simultaneously, since the interests of the contract holders or policy owners or insurance companies may differ. Each Fund's Board of Trustees or Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

FUND ADDITIONS AND LIMITATIONS

We may, from time to time, add additional mutual funds as eligible variable funding options under the Contracts. In such event, you will be permitted to select from these other funds, subject to any conditions that may be imposed in connection with those options. No more than 18 different investment choices may be made over the Life of the Account, and the Contract provides that no more than 10 options may be selected at any one time. See "Transfers and Allocation Changes." The Company's current policy is to allow only the Aetna Variable Fund, Aetna Income Shares, and Aetna Investment Advisers Fund, Inc. to be used as variable investment options during the Annuity Period. See "Transfers and Allocation Changes."

                                 THE CONTRACT

CONTRACT PURCHASE

The Contract application form, completed by you, is forwarded together with the initial Purchase Payment, if any, to the Company's Home Office. Upon acceptance, we issue the Contract and forward it to you. The Company must accept or reject an application within two business days of its receipt. If the application is incomplete, the Company may hold it and any accompanying Purchase Payment for five days. Purchase Payments may be held for longer periods only with the consent of the Contract Holder, pending acceptance of the application. If the application is accepted, a Contract will be issued to the Contract Holder. Any Purchase Payment accompanying the application, or received prior to acceptance of the application, will be invested as of the date of acceptance. If the application is rejected, the application and any Purchase Payments will be returned to the Contract Holder. Initial payments held for longer than the five business days will be deposited in the Aetna Variable Encore Fund until the forms are completed.

The initial Purchase Payment is credited at the Accumulation Unit value for the Valuation Period in which the Purchase Payment is received at the Home Office. Subsequent Purchase Payments, if any, are credited to the Contract at the Accumulation Unit value(s) determined for the applicable Valuation Period during which they are received.

You may cancel the Contract within 10 days after receiving it. See "Right to Cancel" for more information.

The minimum initial rollover amount required to establish a Contract is $1,500. The Contract may accept additional rollovers and/or Purchase Payments as long as they meet the minimum amount established from time to time by us. Installment Purchase Payments must be at least $85 per month or $1,000 annually. (Monthly installments must be made via Automatic Bank Check Plan.)

The Code imposes a maximum limit on the amount that may be contributed to an IRA. Such maximum contribution is the lesser of $2,000 or 100% of compensation. All individuals may make IRA contributions up to these limits. However, eligibility to claim a tax deduction for all or part of the contribution depends upon active participation in an employer-sponsored retirement plan, adjusted gross income, and marital status. For SEP Plans, the overall limit is calculated in accordance with Sections 219 and 415 of the Code, but in no event may your elective deferrals under a SEP Plan exceed $9,240 (1995 limitations) per year.

NET PURCHASE PAYMENTS

Each Purchase Payment is forwarded to us through a Distributor. Each Net Purchase Payment, to the extent it is to be accumulated on a variable basis, is placed in the Separate Account and credited to the Contract.

You may elect to have the Net Purchase Payment(s) accumulate (a) on a variable basis by allocation to one or more of the available Funds; (b) on a fixed basis under one or more of the available credited interest options; or (c) in a combination of any of the available investment options. The Net Purchase Payment(s) must be allocated to the respective options in increments of whole percentage amounts. No more than 10 variable funding options are permitted under the Contract at any given time.

Under a Contract to which installment Purchase Payments are made, you may elect to change the allocation of future Net Purchase Payments to any accumulation option described above.

DISTRIBUTION

The Company will serve as Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell Variable Annuity Contracts.

Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under a Contract. That percentage amount will be 1.5% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and service fees. In limited circumstances, we also pay certain of these professionals profit-sharing and compensation, overrides or reimbursement for expenses. The average of all payments made by the Company is 1.5% of the total Purchase Payments made over the life of an average Contract. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Contract are set forth on your application. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. See "Charges and Deductions--Deferred Sales Charge."

                           DETERMINING CONTRACT VALUE

ACCUMULATION UNITS

A Purchase Payment that is directed to one or more of the Funds is deposited in the Separate Account and credited to the Account in the form of Accumulation Units for each Fund selected. The number of Accumulation Units credited is determined by dividing the applicable portion of the Purchase Payment by that Contract's Accumulation Unit value of the appropriate Fund. The Accumulation Unit value used is that next-computed following the date on which a Purchase Payment is received, unless the application has not been accepted. In that event, Purchase Payments will be credited at the Accumulation Unit Value next determined after acceptance of the application. Shares of the Funds are purchased by the Separate Account at the net asset value next determined by the Fund following receipt of Purchase Payments by the Separate Account. The value of Accumulation Units attributable to the Funds will be affected by the investment performance, expenses and charges of those Funds. Generally, if the net asset value of the fund increases, so does the Accumulation Unit value; however, performance of the Separate Account is reduced by charges and deductions under the Contract.

Accumulation Units are valued separately for each Fund. Therefore, if you elect to have a Purchase Payment invested in a combination of Funds, you will have Accumulation Units credited from more than one source. The value of your Account as of the most recent Valuation Period, is determined by adding the value of any Accumulation Units attributed to the Fund(s) you have selected to the value of any amounts invested in any of the Credited Interest Options.

NET INVESTMENT FACTOR

A Valuation Period is the period of time for which a Fund determines its net asset, usually from 4:15 p.m. Eastern time each day the New York Stock Exchange is open until 4:15 p.m. the next such business day. The value of an Accumulation Unit for any Valuation Period is calculated by multiplying the Accumulation Unit value for the immediately preceding Valuation Period by the net investment factor of the appropriate investment option for the current period.

The net investment factor is calculated separately for each Fund in which assets of the Separate Account are invested. It is determined by adding
1.0000000 to the net investment rate.

The net investment rate equals (a) the net assets of the Fund held by the Separate Account at the end of a Valuation Period, minus (b) the net assets of the Fund held by the Separate Account at the beginning of a Valuation Period, plus or minus (c) taxes or provision for taxes, if any, attributable to the operation of the Separate Account, divided by (d) the value of the Fund's Accumulation and Annuity Units held by the Separate Account at the beginning of the Valuation Period, minus (e) a daily charge at an annual rate of 1.25% for the Annuity mortality and expense risks; and a daily administrative expense charge that will not exceed 0.25% (0% through April 30, 1996) on an annual basis. The net investment rate may be more or less than zero. See "Charges and Deductions."

                                CONTRACT RIGHTS

RIGHT TO CANCEL

You may cancel the Contract no later than ten days after receiving it (or as otherwise allowed by state law) by returning it along with a written notice of cancellation to us. We will produce a refund not later than seven days after we receive the Contract and the written notice at our Home Office. Cancellations requested after a customer receives the Contract will consist of a refund of the Purchase Payment.

TRANSFERS AND ALLOCATION CHANGES

During each calendar year, you may change the allocation of future Net Purchase Payments and/or transfer account values among the funding options available under the Contract. However, you may not make allocations or transfers to new funding options if the total number of funding options you have selected would exceed 18, since the time that you acquired an interest in the Contract. Additionally, the Contract provides that no more then ten investment choices may be selected at any given time. Each variable funding option, the Fixed Account, and each guaranteed term of the Guaranteed Accumulation Account or the Guaranteed Interest Account selected counts as one option, even if you no longer have amounts allocated to that option. (See "Fund Additions and Limitations").

We currently allow unlimited transfers without charge of accumulated amounts to available investment options during the Accumulation Period; however, we reserve the right to charge $10 for each transfer after the first 12 in any calendar year. Transfers of not less than $500 may be made among the available Funds or from any of the Funds to a credited interest option. Any transfer will be based on the Accumulation Unit value next determined after a proper request is received by us at our Home Office. See Appendices I, II and III for information on transfers from credited interest options.

You can transfer a lump sum amount from one of the funds to another in substantially equal monthly installments. This permits shares of the second fund to be purchased using the "dollar-cost-averaging" method. The amount applied to a Systematic Allocation must be no less than $100 per month over a period of at least 12 months. Systematic Allocations for a period longer than 24 months must be consented to by the Company. You may only have one Systematic Allocation in effect at any time, and you may revoke this option at any time. Allocations may not be made from or to the interest crediting options in the Contract.

During the Annuity Period, no transfers of accumulated value are allowed.

WITHDRAWALS

You may withdraw all or a portion of the Contract Value during the Accumulation Period. To do so, you must properly complete a disbursement form and send it to our Home Office. Disbursement forms are available from us and our representatives. Withdrawals may be requested in one of the following ways:

  . Full Withdrawal of the Contract: The amount paid will be the full
    Contract value minus any applicable deferred sales charge and maintenance fee due.

  . Partial Withdrawal -- Percentage: The amount paid will be the percentage of the Contract value requested minus any applicable deferred sales charge.

  . Partial Withdrawal -- Specific Dollar Amount: The amount paid will be the dollar amount requested. However, the amount withdrawn from the Contract will equal the dollar amount requested plus any applicable deferred sales charge.

All amounts paid will be based on Contract Values as of the end of the Valuation Period in which the request is received in our Home Office, or on such later date as the disbursement form may specify. For any partial withdrawal, unless you request otherwise, the value of the Accumulation Units cancelled will be withdrawn proportionately from each investment option used under the Contract.

Payments for withdrawal requests will be made in accordance with SEC requirements, but not normally later than seven calendar days after a properly completed disbursement form is received at our Home Office or within seven calendar days of the date the disbursement form may specify. Payments may be delayed for: (a) any period in which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or in which trading on the Exchange is restricted; (b) any period in which an emergency exists where disposal of securities held by the funds is not reasonably practicable or it is not reasonably practicable for the value of the assets of the Funds to be fairly determined; or (c) such other periods as the SEC may by order permit for your protection. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

REINVESTMENT PRIVILEGE

You may elect to reinvest all or a portion of the proceeds received for the full withdrawal of the Contract within 30 days after such withdrawal. Accumulation Units will be credited to the Contract for the amount reinvested, as well as for any appropriate portion of any deferred sales charge imposed at the time of withdrawal. Any maintenance fee that falls due after the withdrawal and before the reinvestment will be deducted from the amount reinvested. Reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal.

The number of Accumulation Units credited will be based upon the Accumulation Unit value(s) next computed following receipt at our Home Office of the reinvestment request along with the amount to be reinvested. The reinvestment privilege may be used only once. If you are contemplating reinvestment, you should seek competent advice regarding the tax consequences associated with such a transaction.

                             CHARGES AND DEDUCTIONS

MAINTENANCE FEE

An annual maintenance fee is deducted from each Contract during the Accumulation Period. This fee is to reimburse us for some of our administrative expenses relating to the establishment and maintenance of the Contract. The maintenance fee is determined annually based on the Contract Value on the last day of the Contract year. If the Contract Value is $10,000 or greater, the annual maintenance fee is zero. If the Contract Value is less than $10,000, the annual maintenance fee is $25. The maintenance fee is deducted on the Contract anniversary date (or, if not a Valuation Date, on the next Valuation Date). We deduct this fee from each investment option in the same proportion as the values held under each option bear to the total value of the Contract.

MORTALITY AND EXPENSE RISK CHARGES

We make a daily deduction from the variable portion of Contract values for mortality and expense risks. This deduction, made as part of the calculation of Accumulation and Annuity Unit value(s), is equivalent to 1.25% per year.

The Company will reduce the charge to 1.15% provided one of the following conditions are met:

  1) The Contract has remained in the accumulation period for 10 years following the initial Purchase Payment; or

  2) If $250,000 or more is applied as the initial Purchase Payment or if the Contract's Current Value at the Contract Year anniversary is at least $250,000.

The mortality risk charge is to compensate us for the risk we assume when we promise to continue making payments to individual Annuitants for their lifetimes according to Annuity rates specified in the Contract at issue. The expense risk charge is to compensate us for the risk that actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract. During 1994, the Company received $59,320,898 for mortality and expense risks from Contracts under the Separate Account.

ADMINISTRATIVE EXPENSE CHARGE

We reserve the right to deduct a daily charge equivalent to not more than 0.25% per year from the variable portion of Contract values to reimburse us for some of the expenses incurred by us for administering the Contract. This charge will be established by us on an annual basis effective each May 1 and continue until April 30 of the following year. During the Accumulation Period, the charge may fluctuate annually. Once an Annuity option is elected, the charge will be established and will be effective during the entire annuity period. Through April 30, 1996, we have established the charge to be zero. Since the administrative expense charge is a percentage of the variable portion of Contract values, there may be no relationship between the amount so deducted and the amount of expenses attributable to the Contract.

FUND EXPENSES

Each Fund has an investment adviser. An investment advisory fee, based on the Funds average net assets, is deducted from each Fund's net assets.

Most expenses incurred in the operations of the Funds are borne by that Fund. Fund advisers may reimburse the Funds they advise for some or all of these expenses. For further details on each Fund's expenses, you should read the accompanying prospectus for each Fund and refer to the Fee Table in this prospectus.

ALLOCATION AND TRANSFER FEES

Once 12 allocation changes or 12 transfers have been made in a calendar year, we reserve the right to charge a fee of not more than $10, deducted from the Contract value, for each additional change or transfer. We currently do not impose a fee.

DEFERRED SALES CHARGE

There are no deductions from Purchase Payments for sales commissions or related expenses. Sales commissions and expenses are advanced by the Company and recovered out of any deferred sales charges or, if deferred sales charges are insufficient, out of its profits from investment activities, including the mortality and expense risk charges under the Contract. For sales commissions paid in connection with the sale of the Contracts, see "Contract Purchase-- Distribution." Deferred sales charges may be deducted from amounts withdrawn during the first Contract Year under Schedule A or during the first seven Contract Years under Schedule B, as set forth in the tables below. The deferred sales charge will apply to withdrawals during the Accumulation Period. It will apply during the Annuity Period if the nonlifetime Annuity Option is elected on a variable basis and the remaining value is withdrawn before three years of Annuity payments have been completed. See "Annuity Period--Annuity Options." There are additional restrictions and deductions on withdrawals. See "Contract Rights--Withdrawals."

The tables below reflect the deferred sales charge deduction as a percentage of the amount withdrawn:

Schedule A applies to Contracts established with funds that were transferred (rolled over) from an existing Contract issued by us where you have participated under a pension or profit sharing retirement plan or a tax-deferred annuity plan. It also applies to all Contracts established with funds that were transferred from an existing contract issued by Aetna Life Insurance Company. The deferred sales charge is based on the number of completed years since the date of initial payment to the new Contract.

                                   SCHEDULE A

     COMPLETED CONTRACT YEARS                                       DEDUCTION
     ------------------------                                       ---------
     Less than 1                                                        1%
     1 or more                                                          0%

Schedule B applies to Contracts established with funds that were transferred from an IRA or SEP Contract issued by us where you have been, or still are, subject to a deferred sales charge. The Contract Holder enters the deferred sales charge schedule at the percentage point corresponding to the deferred sales charge applicable under the predecessor contract at the time of the exchange, and continues from that point in the Schedule.

                                   SCHEDULE B

     COMPLETED CONTRACT YEARS                                       DEDUCTION
     ------------------------                                       ---------
     Less than 2                                                        6%
     2 or more but less than 3                                          5%
     3 or more but less than 4                                          4%
     4 or more but less than 5                                          3%
     5 or more but less than 6                                          2%
     6 or more but less than 7                                          1%
     7 or more                                                          0%

The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Contract.

A deferred sales charge is not deducted from any portion of the Contract value that is:

  (a) applied to provide Annuity benefits,

  (b) paid due to your death,

  (c) withdrawn due to the election of ECO or SWO;

  (d) paid due to the full withdrawal of a Contract in which the value is $2,500 or less and no withdrawals have been made from that Contract within the prior 12 months, or

  (e) paid in an amount of 10% or less of the current Contract value. This applies only to the first partial withdrawal in each calendar year. The 10% amount will be calculated using the Contract value on the date the request is received, in good order, at our Home Office. When a distribution option (ECO or SWO) is elected, this provision includes any amounts paid under that election. This provision is available only if you are at least 59 1/2. It does not apply to full withdrawals, unless required by state law; or

  (f) withdrawn under Contracts issued in those states where we are required by law to allow for the first 10% of the first withdrawal request in a calendar year to be free of any deferred sales charge if you are 59 1/2 years old or older.

In the instances cited in the above paragraphs, no deferred sales charge is deducted. However, the amount withdrawn may be subject to the 10% federal penalty tax. See "Tax Status of Amounts Distributed Under the Contract."

Based on our actuarial determination, we do not anticipate that the deferred sales charge will cover all sales and administrative expenses which we will incur in connection with the Contract. Also, we do not intend to profit from either the annual maintenance fee or the administrative expense charge, if imposed. We do hope to profit from the daily deduction for mortality and expense risks. Any such profit, as well as any other profit realized by us and held in the general account (which supports insurance and annuity obligations), would be available for any proper corporate purpose, including, but not limited to, payment of sales and distribution expenses.

PREMIUM TAX

Several states and municipalities impose a premium tax on Annuities. Currently such taxes range up to 4%. Ordinarily, any state premium tax will be deducted from the amount applied to an Annuity option. However, we reserve the right to deduct a state premium tax at any time from the Purchase Payment(s) or from the Contract value based upon our determination when such tax is due.

Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity option based upon our determination of when such tax is due. We will absorb any municipal premium tax that is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our annuity purchase rates for residents of such municipalities.

                         ADDITIONAL WITHDRAWAL OPTIONS

GENERAL

We offer two additional withdrawal options that are not considered Annuity options: the Estate Conservation Option ("ECO") and the Systematic Withdrawal Option ("SWO"). These options are available to you with Contract values of at least $25,000 at the time of election and are available at certain ages as described below. Under SWO, you receive a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulating under the Contract. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Code required each year. Under ECO, the Company calculates the minimum distribution amount required by law and pays you that amount once a year.

Amounts withdrawn for ECO and SWO will be deducted from the Contract in the same manner as for any other withdrawals during the Accumulation Period, except that no deferred sales charge will be applied. (See "Withdrawals" and "Deferred Sales Charge.") Since ECO and SWO are not Annuity options, the Contract remains in the Accumulation Period, retains all the rights and flexibility described in this prospectus, and is subject to all other Contract charges. The value of the Accumulation Units cancelled will be withdrawn proportionately from the investment options used under the Contract. We reserve the right to discontinue the availability of these options and to change the terms for future elections.

Once you elect a distribution option, you may revoke it at any time, by submitting a written request to our Home Office. Any revocation will apply only to the amounts not yet paid. Once ECO or SWO is revoked, it may not be elected again.

SWO is different from ECO in the following ways: (1) SWO payments are made for a fixed dollar amount, fixed time period or fixed percentage, whereas ECO payments vary in dollar amount and can continue indefinitely during your lifetime, and (2) generally, SWO payments will be higher than expected ECO payments. You should carefully assess your future income needs when considering the election of these options.

You should consult your tax adviser before requesting the election of one of these options due to the potential for adverse tax consequences.

In the event of your death, payments may be continued to your designated beneficiary.

ESTATE CONSERVATION OPTION

We will calculate and distribute an annual amount using the method contained in the Code's minimum distribution regulations. The annual distribution is determined by dividing the prior December 31 value of the Contract by a life expectancy factor. The factor will be based on either your life expectancy or the joint life expectancies of you and your designated beneficiary, as directed by you, and based on tables in IRS regulations. If ECO is elected based on your life expectancy only, the full Contract value must be distributed in the year following your death, as required by current IRS regulations. Factors will be redetermined for each year's distribution. The value of the Contract to be used in this calculation is the value on the December 31st prior to the year for which payment is being made. This calculation will be changed, if necessary, to conform to changes in the Code or applicable regulations. The first distribution may not be made before the calendar year in which you attain age 70 1/2.

SYSTEMATIC WITHDRAWAL OPTION

The annual minimum SWO distribution (or maximum SWO time period) will be determined, as directed by you, by a life expectancy factor from tables designated by the IRS. The factor will be based on either your life expectancy or the joint life expectancies of you and your designated beneficiary. Factors will be reduced by one for each distribution year. The first distribution may not be made before you attain age 59 1/2.

One of the following distribution methods may be elected:

  (a) Specified Payment -- payments of a designated amount. The annual dollar amount chosen cannot be greater than 10% of the cash value applied to SWO. The specified payment minimum distribution is determined by dividing the value of the Contract by the life expectancy factor. The value of the Contract to be used in this calculation is the value on the December 31st prior to the year for which the payment is being made. The specified payment amount will remain constant unless a higher amount is required under Code distribution requirements. If the dollar amount chosen is less than the Code's minimum distribution, we will calculate and pay the minimum distribution amount.

  (b) Specified Period -- payments for a designated time period. The specified period must be at least 10 years but not greater than your life expectancy factor. Each annual distribution is determined by dividing the Contract value by the number of years remaining in the elected period. The value to be used in this calculation is the value on the December 31st prior to the year for which the payment is being made. For payments made more often than annually, the annual payment result (calculated above) is divided by the number of payments due each year.

  (c) Specified Percentage -- payments of a designated percentage. The specified percentage chosen cannot be greater than 10% of the amount applied to SWO. You may change the specified percentage elected every 6 months. Each annual distribution is determined by multiplying the Contract value by the percentage chosen. The value to be used in this calculation is the value on the December 31st prior to the year for which the payment is being made. For payments made more often than annually, the annual payment result (calculated above) is divided by the number of payments due each year. Payments will be made each year until the year during which you attain age 70 1/2.

SWO payments are available monthly, quarterly, semiannually and annually. No election may be made that would result in a payment of less than $250.

                                 ANNUITY PERIOD

ANNUITY PERIOD ELECTIONS

You must notify us in writing of the annuity start date and Annuity option elected. (For more details, see the Statement of Additional Information.) Until a date and option are elected, the Contract will continue in the Accumulation Period.

You may give written notice to us at least 30 days before Annuity payments begin by electing or changing (a) the date on which Annuity payments are to start, (b) the annuity option, (c) whether the payments are to be made monthly, quarterly, semiannually or annually, and (d) the investment option(s) used to provide Annuity payments (i.e., a fixed annuity using the general account, Aetna Variable Fund, Aetna Income Shares, Aetna Investment Advisers Fund, Inc., or any combination thereof). No other variable Funds may currently be used as investment options during the Annuity Period. Once Annuity Payments begin, the Annuity Option may not be changed, nor may transfers be made among funding options.

If Annuity payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate (3 1/2% per annum, unless a 5% annual rate is elected). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent the net investment rate exceeds 5% on an annualized basis. Annuity payments would decline if the rate were below 5%. Use of the 3 1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

No election may be made that would result in a first Annuity payment of less than $50 or total yearly Annuity payments of less than $250. If the Contract value is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95.

Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and beneficiary.

Section 401(a)(9) of the Code has required minimum distribution rules for
Section 408(b) and 408(k) plans. Under such rules, distributions must generally begin no later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. This distribution date may be further deferred if allowed under federal law or regulations. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements.

In determining the amount of benefit payments, the minimum distribution incidental death benefit rule described in IRS regulations must be satisfied. This rule assures that any death benefits payable are incidental to the primary purpose of the Contract, which is to provide retirement benefits to you. The amount to be distributed under this rule is determined based on your age and tables contained in the IRS regulations.

You will be subject to a 50% federal penalty tax on the amount of distribution required each year that is not distributed under the Code's minimum distribution rules.

ANNUITY OPTIONS

LIFETIME:

  (a) Life Annuity -- an Annuity with payments guaranteed to the date of the Annuitant's death. This option may be elected with payments guaranteed for 5, 10, 15 or 20 years. Because it provides a specified minimum number of Annuity payments, the election of a guaranteed payment period results in somewhat lower payments.

  (b) Life Income Based Upon the Lives of Two Payees -- An Annuity will be paid during the lives of the Annuitant and a second Annuitant. Payments will continue until both Annuitants have died. When this option is chosen, a choice must be made of:

      (i)   100% of the payment to continue after the first death;

      (ii)  66 2/3% of the payment to continue after the first death;

      (iii) 50% of the payment to continue after the first death;

      (iv) Payments for a minimum of 120 months, with 100% of the payment to continue after the first death; or

      (v) 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant;

  Because (iv) provides a specified minimum number of Annuity payments, the election of the guaranteed payment period results in somewhat lower payments.

If a lifetime option is elected without a guaranteed minimum payment period, it is possible that only one Annuity payment will be made if the Annuitant under
(a), or the surviving Annuitant under (b)(i), (ii), (iii) or (v), should die before the due date of the second Annuity payment.

Once lifetime Annuity payments begin, the Annuitant cannot elect to receive a lump-sum settlement.

NONLIFETIME:

  Payments for a Specified Period -- an Annuity with payments to be made for 5 to 30 years, as selected. If this option is elected on a variable basis, the Annuitant may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump sum elected before 5 years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. See "(Deferred Sales Charge)." This option is not available on a variable basis under a Contract that provides for immediate Annuity benefits.

We make a daily deduction for mortality and expense risks from any Contract values held on a variable basis. See "Mortality and Expense Risk Charges." Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk.

In addition to the Annuity options described, we may make other payment options available to you and other payees.

                                 DEATH BENEFIT

ACCUMULATION PERIOD

A portion or all of any death proceeds may be (a) paid to the beneficiary in a lump sum; (b) applied to any of the Annuity Options; (c) subject to applicable provisions of the Code, left in the variable investment options; (d) if the beneficiary is your spouse, paid under SWO or ECO; or (e) subject to applicable provisions of the Code, left on deposit in our general account with the beneficiary electing to receive monthly, quarterly, semiannual or annual interest payments at the interest rate then currently being credited on such deposits. The balance on deposit can be withdrawn at any time or applied under any Annuity Options. Any lump-sum payment paid during the Accumulation Period will normally be made within seven calendar days after proof of death acceptable to us and a request for payment are received at our Home Office.

Until the election of method of payment, amounts will remain invested as they were before the death, and the beneficiary will assume all rights under the Contract. The Code requires that distribution begun within a certain time period. If your beneficiary is your surviving spouse, he or she has until you would have attained age 70 1/2 to begin Annuity payments, to receive a lump-sum distribution, or to begin receiving distributions under ECO or SWO. If your beneficiary is not your spouse, Annuity payments must begin by December 31 of the year following the year of your death, or the entire value must be distributed by December 31 of the fifth year following the year of your death. In no event may payments to any beneficiary extend beyond the life of the beneficiary or any period certain greater than the beneficiary's life expectancy. If no elections are made concerning distribution, no distributions will be made. Failure to commence distribution within the above time periods can result in tax penalties.

If a lump-sum distribution is elected, the beneficiary will receive the value of the Contract determined as of the Valuation Period in which proof of death acceptable to us and a request for payment are received at our Home Office. If an Annuity Option is elected, the value applied to the Annuity Option is determined in the same manner as a lump-sum distribution; the amount of payout will depend on the annuity option elected and the investment option(s) used to provide such payments. See "Annuity Period." If amounts are left in the variable investment options, the account value will continue to be affected by the investment performance of the investment option(s) selected. If amounts are left on deposit in the general account, the principal amount is guaranteed but interest payments may vary. In general, regardless of the method of payment, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments. (See "Tax Status.")

ANNUITY PERIOD

If an Annuitant dies after annuity payments have begun, any death benefit payable will depend upon the terms of the Contract and the Annuity option selected.

If lifetime option (a) or (b) was elected without a guaranteed minimum payment period under the Contract, Annuity payments will cease upon the death of the Annuitant under a Life Annuity or the death of the Second Annuitant under options (b)(i), (ii), (iii) or (v).

Under the Contract, if lifetime option (a) or (b) was elected with a guaranteed minimum payment period and the death of the Annuitant under option (a) or the surviving Annuitant under option (b)(iv) occurs before the end of the period, we will pay to the designated beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed Annuity payments remaining. Such value will be determined as of the Valuation Period in which proof of death acceptable to us and a request for payment are received at our Home Office. The value will be reduced by any payments made after the date of death.

If the nonlifetime option was elected under the Contract and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump sum to the beneficiary and no deferred sales charge will be imposed. Such value will be determined as of the Valuation Period in which proof of death acceptable to us and a request for payment are received at our Home Office. The value will be reduced by any payments made after the date of death.

Any lump sum payment paid under the applicable lifetime or nonlifetime Annuity options will normally be made within seven calendar days after proof of death, acceptable to us, and a request for payment are received at our Home Office.

If the Annuitant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining values must be distributed to the beneficiary at least as rapidly as under the original method of distribution.

                                   TAX STATUS

INTRODUCTION

The following discussion is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 408(b) or
Section 408(k) of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or Annuity Payments, and on the economic benefit to the Contract Owner, the Annuitant, or the Beneficiary may depend on the tax status of the individual concerned. Contract Owners should refer to Appendix IV of this Prospectus for additional discussion of limits on contributions and federal income tax deductions.

TAXATION OF THE COMPANY

The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from the Company, and its operation forms a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. One of the circumstances that has raised this issue is the number of funding options available under the Contract. The Company reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS

IN GENERAL. The Contract is designed for use with retirement plans qualified under Sections 408(b) or 408(k) of the Code. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Owners and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account, each hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

All distributions will be taxed as ordinary income unless nondeductible contributions were made to the IRA or the distribution is "rolled over" to another retirement plan in accordance with the terms of the Code. If funds are withdrawn before age 59 1/2, the payment is subject to a 10% penalty tax unless the payment is due to disability, is rolled over to another IRA or is part of a series of payments over your (or your beneficiary's) life or life expectancy. Distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not have tax withheld from distributions.

If nondeductible contributions were made, in the case of a withdrawal, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual and can be zero. In the case of annuity payments, although the tax consequences may vary depending on the form of payment elected under the contract, only the portion of the annuity payment that represents the amount by which the account value exceeds the "investment in the contract" generally will be taxed. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each Annuity payment is taxable. In either case, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments. There is no exclusion for death benefits from IRA's. If annuity payments cease as a result of an annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

This Contract has been approved by the IRS as a prototype IRA. The IRS approval, however, only pertains to whether the Contract meets the Code requirements for IRA's and is not a determination of the merits of the Annuity Contract.

POSSIBLE CHANGES IN TAXATION

In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. Although as of the date of this Prospectus Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

OTHER TAX CONSEQUENCES

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect the Company's understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Owner or recipient of a distribution. A competent tax adviser should be consulted for further information.

MODIFICATION OF THE CONTRACT

The Company may modify the Contract when it deems an amendment appropriate, subject to the limitations described below, by given written notice to you 30 days before the effective date of the change. The most likely reason for a change to the Contract would be to ensure compliance with applicable law. The following Contract provisions are considered material by us and cannot be changed without the approval of appropriate state or federal regulatory authorities:

  (a) transfers among investment options;

  (b) notification to you;

  (c) conditions governing payments of withdrawal values;

  (d) terms of Annuity options;

  (e) death benefit payments;

  (f) maintenance fee provisions.

In addition, no change will be made to the following Contract provisions:

  (a) the Annuity options;

  (b) the contractual promise that no deduction will be made from the Purchase Payment(s) for sales or administrative expenses;

  (c) the deferred sales charge;

  (d) the mortality and expense risk charges;

  (e) the administrative expense charge provision, if applicable;

  (f) the annual maintenance fee charge; and

  (g) the maximum allocation and transfer fees.

No change may affect any Annuity beginning before the effective date of such modification unless deemed necessary for the Contract to comply with the requirements of the Code or other laws and regulations affecting the Contract.

CONTRACT HOLDER INQUIRIES

You may direct inquiries to a local representative of the Distributor or may write directly to us at the address shown on the cover page of this prospectus.

TELEPHONE TRANSFERS

You automatically have the right to make transfers among Funds by telephone. We have enacted procedures to prevent abuses of transactions via the 800 number. The procedures include requiring the use of a personal identification number
(PIN) to execute transactions. You are responsible for safeguarding your PIN, and for keeping account information confidential. If the Company fails to follow its procedures, it would be liable for any losses to your Contract resulting from the failure. To ensure authenticity, we record all calls on the 800 line.

TRANSFER OF OWNERSHIP; ASSIGNMENT

Ownership of a Contract may not be transferred to any person other than the Annuitant nor may it be assigned or pledged to anyone other than us. A transfer of ownership or assignment of the Contract, under the conditions described above, will not be binding on us until filed at our Home Office.

LEGAL PROCEEDINGS

We know of no material legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

LEGAL MATTERS

The validity of the securities being offered by this Prospectus has been passed upon by Susan E. Bryant, Esq., Counsel to the Company.

            STATEMENT OF ADDITIONAL INFORMATION -- TABLE OF CONTENTS

The following items are the contents of the Statement of Additional
Information:

General Information and History.............................................   2
Variable Annuity Account C..................................................   2
Offering and Purchase of Contracts..........................................   3
Performance Data............................................................   3
 General....................................................................   3
 Average Annual Total Return Quotations.....................................   4
Annuity Payments............................................................   5
Dollar-Cost Averaging.......................................................   6
Sales Material..............................................................   7
Independent Auditors........................................................   7
Financial Statements of the Separate Account................................ S-1
Financial Statements of Aetna Life Insurance and Annuity Company............ F-1

                                  APPENDIX I

         GUARANTEED ACCUMULATION ACCOUNT (AVAILABLE IN NEW YORK ONLY)

THE GUARANTEED ACCUMULATION ACCOUNT ("GAA") IS A CREDITED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PERIOD UNDER THE CONTRACTS DESCRIBED IN THIS PROSPECTUS. YOU SHOULD READ THE ACCOMPANYING GAA PROSPECTUS CAREFULLY BEFORE INVESTING. THIS APPENDIX IS A SUMMARY OF GAA AND IS NOT INTENDED TO REPLACE THE GAA PROSPECTUS. AMOUNTS ALLOCATED TO GAA ARE HELD IN A NONINSULATED, NONUNITIZED SEPARATE ACCOUNT.

GAA is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield over the period of 1 year. This option guarantees the minimum interest rate specified in the Contract.

During a specified period of time, amounts may be applied to any or all of available Guaranteed Terms within the Short-Term and Long-Term
Classifications. The Short-Term Classification consists of all Guaranteed Terms of 3 years or less and the Long-Term Classification consists of all Guaranteed Terms of 10 years or less, but greater than 3 years.

Withdrawals or transfers from a Guaranteed Term prior to the end of that Guaranteed Term may be subject to a Market Value Adjustment ("MVA"). An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in you receiving an amount that is less than the amount paid into GAA.

As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to the other available investment options or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge, tax penalties and/or withholding.

By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts that have been accumulating under GAA transferred to one or more of the Funds available during the Annuity Period, to provide variable Annuity payments. GAA cannot be used as an investment option during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES

We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

Amounts applied to a Guaranteed Term during a deposit period may not be transferred to any other funding option or to another Guaranteed Term during that deposit period or for 90 days after the close of that deposit period. Transfers are permitted from Guaranteed Terms of one Classification to available Guaranteed Terms of another Classification. We will apply an MVA to GAA transfers made prior to the end of a Guaranteed Term. Transfers of GAA values due to a maturity are not subject to an MVA and are not counted as one of the 12 free transfers of accumulated values in the Contract.

REINVESTMENT PRIVILEGE

Any amounts reinvested in GAA will be applied to the current deposit period. Amounts are proportionately reinvested to the Classifications in the same manner as they were allocated before the withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.

                                  APPENDIX II

                                 FIXED ACCOUNT

THE FIXED ACCOUNT IS AN INVESTMENT OPTION AVAILABLE DURING THE ACCUMULATION PERIOD UNDER THE CONTRACTS. THE FOLLOWING SUMMARIZES MATERIAL INFORMATION CONCERNING THE FIXED ACCOUNT THAT IS OFFERED AS AN OPTION UNDER THE CONTRACT. ADDITIONAL INFORMATION MAY BE FOUND IN YOUR CONTRACT. AMOUNTS ALLOCATED TO THE FIXED ACCOUNT ARE HELD IN THE COMPANY'S GENERAL ACCOUNT THAT SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED WITH THE SEC IN RELIANCE ON EXEMPTIONS UNDER THE SECURITIES ACT OF 1933, AS AMENDED. DISCLOSURE IN THIS PROSPECTUS REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF THE STATEMENTS. DISCLOSURE IN THIS APPENDIX REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE SEC.

CREDITED INTEREST OPTION -- FIXED ACCOUNT

This option guarantees that amounts allocated to this option will earn the minimum interest rates specified in the Contract. (These minimum interest rates cannot be changed by us.) We may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months or (b) as provided by federal law.

In addition, if allowed by state law, we may pay any Fixed Account withdrawal value in equal payments, with interest, over a period not to exceed 60 months, when:

  (a) the amount held in the Fixed Account under this Contract exceeds $100,000 on the day prior to the current withdrawal; and

  (b) the sum of the current Fixed Account withdrawal and the total of all Fixed Account withdrawals from the Contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day prior to the current withdrawal.

Interest, as used above, will not be more than two percentage points below any rate determined prospectively by the Board of Directors for this class of Contract. In no event will the interest rate be less than the minimum interest rate specified in the Contract.

Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

MORTALITY AND EXPENSE RISK CHARGES

The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS AMONG INVESTMENT OPTIONS

Transfers from the Fixed Account to any other available investment option(s) are allowed in each calendar year during the Accumulation Period. The amount that may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account.

Additionally, any remaining balance in the Fixed Account under the Contract may be transferred by you in its entirety to any other investment option(s) if:

  (a) the Current Value in the Fixed Account is $2,000 or less; or


  (b) the maximum percentage allowed was transferred from the Fixed Account in each of the four consecutive calendar years and no additional Net Purchase Payment(s) to the Contract have been allocated to the Fixed Account during that same time period.

ANNUITIZATIONS

By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts that have been accumulating under the Fixed Account transferred to one or more of the Funds available during the Annuity Period, to provide variable Annuity payments.

                                  APPENDIX III

 GUARANTEED INTEREST ACCOUNT (AVAILABLE IN ALL STATES EXCEPT WASHINGTON AND NEW
                                     YORK)

THE GUARANTEED INTEREST ACCOUNT IS AN INVESTMENT OPTION AVAILABLE DURING THE ACCUMULATION PERIOD UNDER THE CONTRACTS. THE FOLLOWING SUMMARIZES MATERIAL INFORMATION CONCERNING THE GUARANTEED INTEREST ACCOUNT THAT IS OFFERED AS AN OPTION UNDER THE CONTRACT. ADDITIONAL INFORMATION MAY BE FOUND IN YOUR CONTRACT. AMOUNTS ALLOCATED TO THE GUARANTEED INTEREST ACCOUNT ARE HELD IN THE COMPANY'S GENERAL ACCOUNT THAT SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE GUARANTEED INTEREST ACCOUNT HAVE NOT BEEN REGISTERED WITH THE SEC IN RELIANCE ON EXEMPTIONS UNDER THE SECURITIES ACT OF 1933, AS AMENDED. DISCLOSURE IN THIS PROSPECTUS REGARDING THE GUARANTEED INTEREST ACCOUNT, MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF THE STATEMENTS. DISCLOSURE IN THIS APPENDIX REGARDING THE GUARANTEED INTEREST ACCOUNT HAS NOT BEEN REVIEWED BY THE SEC.

GIA is the guaranteed interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GIA. Interest is credited daily at a rate that will provide the guaranteed effective yield by the end of the stated period of time. This option guarantees the minimum interest rate specified in the Contract.

During a stated period of time, amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term Classifications. The Short-Term Classification consists of all Guaranteed Terms of 3 years or less and the Long-Term Classification consists of all Guaranteed Terms of 10 years or less, but greater than 3 years.

As long as funds are not withdrawn before the end of a stated term, we will pay the guaranteed rate of interest. If funds are withdrawn or transferred before the end of a stated period of time, we will pay a reduced rate of interest, but never less than the minimum stated in the Contract.

As a Guaranteed Term matures, assets accumulating under GIA may be (a) transferred to a new Guaranteed Term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or tax liabilities.

This option is not available in New York and Washington.

MORTALITY AND EXPENSE RISK CHARGES

We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

Transfers are permitted from Guaranteed Terms of one Classification to available Guaranteed Terms of another Classification. We will apply a reduced rate of interest to amounts transferred prior to the end of a Guaranteed Term.

Transfers of GIA values due to a maturity are not subject to a reduced rate of interest and are not counted as one of the 12 free transfers of accumulated values in the Contract.

By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts that have been accumulating under GIA transferred to one or more of the variable Funds available during the Annuity Period to provide variable annuity payments. GIA cannot be used as an investment option during the Annuity Period.

REINVESTMENT PRIVILEGE

Any amounts reinvested in GIA will be applied to the current deposit period. Amounts are proportionately reinvested to the Classifications in the same manner as they were allocated before the withdrawal.

                                  APPENDIX IV

                      FEDERAL INCOME TAX SUMMARY FOR IRAS

This notice summarizes the federal income tax rules that apply to individual retirement annuity (IRA) contracts. Please remember that this information is subject to change at any time, special rules apply to many of the items summarized here and Aetna Life Insurance and Annuity Company (ALIAC) is not allowed to give you tax advice.

For more information about federal income taxes and how they affect your IRA we suggest that you call the IRS (at the IRS Tax Forms number in your phone book) and ask for Publication 590 each year. This free publication will give you current information about the federal income tax aspects of payments to and from your IRA. You can also call your local IRS district office for general information.

For specific advice about your income and estate taxes you should contact a qualified tax specialist.

REVOCATION

Federal tax regulations allow you to revoke the contract within 7 days from when you receive it and have your contributions returned to you. If you want to revoke your contract within this time period, you may call ALIAC at 1-800-531-4547 or write to Aetna Life Insurance and Annuity Company, 151 Farmington Avenue, Hartford, Connecticut 06156-1258, Attention: IRA Customer Service.

STATUTORY REQUIREMENTS

The contract is an individual retirement annuity contract as described in section 408(b) of the Internal Revenue Code. The contract can be used for tax deduction purposes as an IRA and as part of a simplified employee pension (SEP) plan. The money in your IRA is always fully vested, the contract may not be transferred to anyone, you may not borrow money from it and you have full flexibility in making contributions. The contract has been approved by the Internal Revenue Service as a prototype IRA. However, IRS approval only means that the contract meets the federal tax requirements for an IRA and is not a determination of the merits of the contract.

CONTRIBUTION AND FEDERAL INCOME TAX DEDUCTION LIMITS

As long as you have compensation for the year and will not be 70 1/2 years old or later during any part of the year, you may contribute up to the lesser of $2,000 or your taxable compensation to this or any other IRA each year. (You can set up another IRA for your non-working spouse and contribute as much as $2,250 in total, but no more than $2,000 to either IRA.) Contributions must be in the form of money (check or money order). You can't contribute stock or other property to the contract.

Contributions for a year can be made up to the due date for filing your federal tax return for the year, not including extensions. If you contribute an amount between January 1 and April 15 of any year, you must tell ALIAC which year the contribution is for. If you do not say otherwise, ALIAC must report the contribution to the IRS on behalf of the year in which it is received.

Generally, you may take a deduction for the contributions you make to your IRA. However, if you or your spouse is covered by an employer retirement plan, your ability to deduct IRA contributions will depend on your income and filing status. IRS Publication 590 includes worksheets to help you figure the amount of your deductible contributions.

If you cannot deduct any part of your contribution, you can still make the contribution on a nondeductible basis. But you will have to keep separate records if you make any nondeductible IRA contributions. ALIAC does not keep such records on your behalf.

If you contribute more than the allowable limit for the year or make any contribution for the year in which you reach age 70 1/2 or any later year, you are subject to a penalty tax of 6% on the over-contributions for the year contributed and each following year that the excess contributions stay in the IRA. To avoid the penalty tax, you must withdraw the excess contributions and their earnings by the due date of your tax return for that year (including extensions). You can also withdraw any nondeductible contributions and earnings by such date.

Special contribution and deduction rules apply if your IRA is used as part of a SEP. Since a SEP is an employer-sponsored retirement arrangement, the maximum deductible contribution is the lesser of $30,000 or 15% of your compensation for the year.

TAX STATUS OF CONTRACT EARNINGS

Unless you engage in a prohibited transaction, the earnings in your IRA are not taxable until you receive them. But if you use the IRA to secure a loan or engage in any other prohibited transaction, the value of the IRA will lose its tax privileges and become taxable income for that year. In that case, you will owe regular taxes plus penalties on the amount involved in the prohibited transaction.

DISTRIBUTIONS FROM YOUR IRA

You can withdraw funds from your IRA any time subject to the terms of the contract. Unless you have any nondeductible contributions in your IRA and records to back them up, all payments are subject to regular income tax in the year received. If you withdraw funds before age 59 1/2, the payment is also subject to a 10% penalty tax unless the payment is due to your disability, rolled-over to another IRA or is part of a series of payments over your (or you and your beneficiary's) life or life expectancy. There is no "averaging" or other special tax treatment available for payments from your IRA. And if the total retirement-type payments made to you in a given year exceed certain "Excess Accumulation" levels set by the IRS, you may owe an excise tax as well.

You must start receiving "minimum distributions" once you reach age 70 1/2. These payments must start no later than the April 1st of the year after you reach age 70 1/2. Special rules are used to calculate the minimum distribution but such payment is roughly equivalent to the amount determined by dividing your IRA account balance by IRS factors for your estimated life expectancy. If you do not take the minimum distribution once you reach age 70 1/2, you are subject to an excise tax of 50% of the funds you should have received but didn't.

ROLLOVERS

You can roll-over funds from another IRA to this IRA or from this IRA to another IRA and defer paying federal income taxes on such payment. However, rollovers must be completed within 60 days of receipt of funds and funds rolled over may not be re-rolled to another IRA for 12 months.

SPECIAL FORMS TO FILE

If you make any nondeductible contributions to the IRA, you will have to file IRS Form 8606 for such year and in the year in which you receive payments from the IRA (to calculate the amount of such previously taxed funds being withdrawn as part of the distribution).

If any excess contributions are made, you engage in a prohibited transaction, have an "excess accumulation" or do not receive any minimum required distributions, you must file IRS Form 5329 to pay the applicable excise and penalty taxes.

ALIAC does not prepare or file these forms on your behalf.

                              HYPOTHETICAL TABLES

The following tables represent hypothetical values for the periods indicated that would have resulted under a Contract described in this Prospectus had you made contributions to the Contract during the periods indicated. Each set of hypothetical results is based exclusively on the investment performance of a particular Fund during the periods shown. The Fund performance is based on the actual net asset values of the various Funds which would be net of advisory fees and expenses actually charged for those periods. Some of the Fund's advisers have reimbursed the Funds for a portion of those fees. Reimbursement may not continue in the future. The hypothetical returns also assume deduction of all charges and expenses under the Contracts which include 1.25% mortality and expense risk charges and a $25.00 maintenance fee which is assumed to be deducted on the last day of each Contract Year. The Accumulation Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. The Withdrawal Value is net of all applicable fees and expenses of the Fund and under the Contract, including deferred sales charges as shown in Schedule B on page 6 of the Prospectus.

Since the Contracts are designed to fund variable retirement benefits through long-term investments, "active" Contracts will, on the average, involve a long-term relationship between the Company and the Contract Holder during both the Accumulation and Annuity Periods. Accordingly, the Tables are intended to illustrate the hypothetical values of each Fund since that Fund became available under the Contract. For those Funds not available under the Contract as of December 31, 1994, no histories are shown.

Generally, Table 1 for each Fund shows the accumulation value at annual intervals following contract issuance on the date indicated, and Table 2 shows the accumulation value at quarterly intervals following contract issuance. Table 1 assumes that monthly purchase payments of $100 were made during each Contract Year following contract issuance, and illustrates the accumulation value of such payment over a period of time, as well as the actual withdrawal value of your account following the deduction of any applicable deferred sales charge that would have been assessed had a withdrawal been made during that period. Table 2 assumes that a single net purchase payment of $100 was made at contract issuance, and illustrates the accumulation value of that payment at quarterly intervals thereafter.

For those Funds available during annuity payout (e.g., Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc.), Table 3 illustrates the value of hypothetical monthly variable annuity payments at quarterly intervals following the commencement of annuity payments on the date indicated. Table 3 assumes an initial annuity payment of $100. For those funds not available as funding options during the Annuity Period, no annuity payout information is provided.

PLEASE NOTE THAT AMOUNTS WITHDRAWN BEFORE YOU REACH AGE 59 1/2 MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. (SEE THE SECTION ENTITLED "TAX STATUS" IN THIS PROSPECTUS.)

PLEASE ALSO NOTE THAT WHILE THESE HYPOTHETICAL CHARTS REFLECT ACTUAL HISTORICAL PERFORMANCE, THEY ARE NOT INDICATIVE OF FUTURE RESULTS. A PROGRAM OF THE TYPE ILLUSTRATED IN THE TABLES DOES NOT ASSURE A PROFIT OR PROTECT AGAINST DEPRECIATION IN DECLINING MARKETS.

                              AETNA VARIABLE FUND
         HYPOTHETICAL PERIODIC ACCUMULATION VALUES AND ANNUITY PAYMENTS

                         TABLE 1 - ACCUMULATION PERIOD

              HYPOTHETICAL ACCUMULATION VALUES AT ANNUAL INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1984
    (Assuming $100 Monthly Purchase Payments made during each Contract Year)

----------------------------------------------------------------------------
                 CUMULATIVE CUMULATIVE
  VALUE AT END   PURCHASE   MAINTENANCE ACCUMULATION DEFERRED     WITHDRAWAL
  OF MONTH       PAYMENTS   FEES        VALUE(/1/)   SALES CHARGE VALUE(/2/)
----------------------------------------------------------------------------
  December 1985  $ 1,200.00   $ 25.00    $ 1,362.23    $ 81.73    $ 1,280.50
----------------------------------------------------------------------------
  December 1986    2,400.00     50.00      2,836.12     141.81      2,694.31
----------------------------------------------------------------------------
  December 1987    3,600.00     75.00      4,023.16     160.93      3,862.23
----------------------------------------------------------------------------
  December 1988    4,800.00    100.00      5,788.24     173.65      5,614.59
----------------------------------------------------------------------------
  December 1989    6,000.00    125.00      8,696.90     173.94      8,522.96
----------------------------------------------------------------------------
  December 1990    7,200.00    125.00     10,114.87     101.15     10,013.72
----------------------------------------------------------------------------
  December 1991    8,400.00    125.00     13,973.40       0.00     13,973.40
----------------------------------------------------------------------------
  December 1992    9,600.00    125.00     15,985.23       0.00     15,985.23
----------------------------------------------------------------------------
  December 1993   10,800.00    125.00     18,097.43       0.00     18,097.43
----------------------------------------------------------------------------
  December 1994   12,000.00    125.00     18,889.30       0.00     18,889.30
----------------------------------------------------------------------------

                         TABLE 2 - ACCUMULATION PERIOD

            HYPOTHETICAL ACCUMULATION VALUES AT QUARTERLY INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1984
      (Assumes Single $100 Net Purchase Payment made at Contract Issuance)

--------------------------------------------------------------------------------------
  VALUE AT END    ACCUMULATION VALUE AT END   ACCUMULATION VALUE AT END   ACCUMULATION
  OF MONTH        VALUE(/1/)   OF MONTH       VALUE(/1/)   OF MONTH       VALUE(/1/)
--------------------------------------------------------------------------------------
  March 1985        $107.70    September 1988   $176.76    March 1992       $284.68
--------------------------------------------------------------------------------------
  June 1985          116.79    December 1988     179.67    June 1992         286.43
--------------------------------------------------------------------------------------
  September 1985     112.94    March 1989        191.77    September 1992    296.11
--------------------------------------------------------------------------------------
  December 1985      129.66    June 1989         204.95    December 1992     307.24
--------------------------------------------------------------------------------------
  March 1986         145.11    September 1989    222.25    March 1993        312.71
--------------------------------------------------------------------------------------
  June 1986          153.04    December 1989     229.00    June 1993         309.99
--------------------------------------------------------------------------------------
  September 1986     144.06    March 1990        223.82    September 1993    316.15
--------------------------------------------------------------------------------------
  December 1986      152.32    June1990          240.28    December 1993     323.87
--------------------------------------------------------------------------------------
  March 1987         179.56    September 1990    215.93    March 1994        313.24
--------------------------------------------------------------------------------------
  June 1987          184.52    December 1990     233.61    June 1994         311.15
--------------------------------------------------------------------------------------
  September 1987     193.77    March 1991        261.74    September 1994    317.75
--------------------------------------------------------------------------------------
  December 1987      158.70    June 1991         258.45    December 1994     316.77
--------------------------------------------------------------------------------------
  March 1988         168.39    September 1991    268.21
--------------------------------------------------------------------------------------
  June 1988          176.03    December 1991     291.58
--------------------------------------------------------------------------------------

(/1/) The Accumulation Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. See the narrative preceding these Tables.
(/2/) The Withdrawal Value is net of all applicable fees and expenses of the Fund and under the Contract, including deferred sales charges. See the narrative preceding these Tables.

                            TABLE 3 - ANNUITY PERIOD

              VALUE AT QUARTERLY INTERVALS OF HYPOTHETICAL MONTHLY
                           VARIABLE ANNUITY PAYMENTS
    (Assumes Initial Annuity Payment of $100 beginning on December 31, 1984)

---------------------------------------------------------------------------------------
             PAYMENT                       PAYMENT                       PAYMENT
  MONTH      FOR MONTH(/1/) MONTH          FOR MONTH(/1/) MONTH          FOR MONTH(/1/)
---------------------------------------------------------------------------------------
  March
   1985      $106.78        September 1988 $155.37        March 1992     $221.84
---------------------------------------------------------------------------------------
  June 1985   114.80        December 1988   156.57        June 1992       221.29
---------------------------------------------------------------------------------------
  September
   1985       110.07        March 1989      165.69        September 1992  226.82
---------------------------------------------------------------------------------------
  December
   1985       125.27        June 1989       175.55        December 1992   233.32
---------------------------------------------------------------------------------------
  March
   1986       139.00        September 1989  188.74        March 1993      235.44
---------------------------------------------------------------------------------------
  June 1986   145.34        December 1989   192.81        June 1993       231.40
---------------------------------------------------------------------------------------
  September
   1986       135.64        March 1990      186.84        September 1993  233.97
---------------------------------------------------------------------------------------
  December
   1986       142.20        June 1990       198.86        December 1993   237.64
---------------------------------------------------------------------------------------
  March
   1987       166.19        September 1990  177.18        March 1994      227.87
---------------------------------------------------------------------------------------
  June 1987   169.31        December 1990   190.04        June 1994       224.41
---------------------------------------------------------------------------------------
  September
   1987       176.28        March 1991      211.10        September 1994  227.21
---------------------------------------------------------------------------------------
  December
   1987       143.14        June 1991       206.66        December 1994   224.56
---------------------------------------------------------------------------------------
  March
   1988       150.58        September 1991  212.63
---------------------------------------------------------------------------------------
  June 1988   156.06        December 1991   229.18
---------------------------------------------------------------------------------------

                              AETNA INCOME SHARES
         HYPOTHETICAL PERIODIC ACCUMULATION VALUES AND ANNUITY PAYMENTS

                         TABLE 1 - ACCUMULATION PERIOD

              HYPOTHETICAL ACCUMULATION VALUES AT ANNUAL INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1984
    (Assuming $100 Monthly Purchase Payments made during each Contract Year)

----------------------------------------------------------------------------
                 CUMULATIVE CUMULATIVE
  VALUE AT END   PURCHASE   MAINTENANCE ACCUMULATION DEFERRED     WITHDRAWAL
  OF MONTH       PAYMENTS   FEES        VALUE(/2/)   SALES CHARGE VALUE(/3/)
----------------------------------------------------------------------------
  December 1985  $ 1,200.00   $ 25.00    $ 1,321.68    $ 79.30    $ 1,242.38
----------------------------------------------------------------------------
  December 1986    2,400.00     50.00      2,732.88     136.64      2,596.24
----------------------------------------------------------------------------
  December 1987    3,600.00     75.00      4,032.62     161.30      3,871.32
----------------------------------------------------------------------------
  December 1988    4,800.00    100.00      5,481.97     164.46      5,317.51
----------------------------------------------------------------------------
  December 1989    6,000.00    125.00      7,458.35     149.17      7,309.18
----------------------------------------------------------------------------
  December 1990    7,200.00    150.00      9,285.95      92.86      9,193.09
----------------------------------------------------------------------------
  December 1991    8,400.00    150.00     12,288.86       0.00     12,288.86
----------------------------------------------------------------------------
  December 1992    9,600.00    150.00     14,289.26       0.00     14,289.26
----------------------------------------------------------------------------
  December 1993   10,800.00    150.00     16,720.12       0.00     16,720.12
----------------------------------------------------------------------------
  December 1994   12,000.00    150.00     17,068.41       0.00     17,068.41
----------------------------------------------------------------------------

(/1/) The amounts above assume deductions of all fees and expenses of the Funds and under the Contracts during the Annuity Period. The Payments are based on the standard assumed net investment rate of 3 1/2% per annum. See the narrative preceding these Tables.
(/2/) The Accumulation Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. See the narrative preceding these Tables.
(/3/) The Withdrawal Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. See the narrative preceding these Tables.

                         TABLE 2 - ACCUMULATION PERIOD

            HYPOTHETICAL ACCUMULATION VALUES AT QUARTERLY INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1984
      (Assumes Single $100 Net Purchase Payment made at Contract Issuance)

--------------------------------------------------------------------------------------
  VALUE AT END    ACCUMULATION VALUE AT END   ACCUMULATION VALUE AT END   ACCUMULATION
  OF MONTH        VALUE(/1/)   OF MONTH       VALUE(/1/)   OF MONTH       VALUE(/1/)
--------------------------------------------------------------------------------------
  March 1985        $101.98    September 1988   $150.13    March 1992       $212.59
--------------------------------------------------------------------------------------
  June 1985          110.57    December 1988     149.16    June 1992         219.50
--------------------------------------------------------------------------------------
  September 1985     112.83    March 1989        151.53    September 1992    226.46
--------------------------------------------------------------------------------------
  December 1985      120.75    June 1989         161.56    December 1992     227.69
--------------------------------------------------------------------------------------
  March 1986         128.07    September 1989    164.21    March 1993        234.12
--------------------------------------------------------------------------------------
  June 1986          129.28    December 1989     168.81    June 1993         239.72
--------------------------------------------------------------------------------------
  September 1986     131.86    March 1990        167.74    September 1993    245.09
--------------------------------------------------------------------------------------
  December 1986      135.95    June 1990         173.10    December 1993     246.62
--------------------------------------------------------------------------------------
  March 1987         138.44    September 1990    174.39    March 1994        237.69
--------------------------------------------------------------------------------------
  June 1987          135.48    December 1990     181.93    June 1994         232.55
--------------------------------------------------------------------------------------
  September 1987     133.97    March 1991        187.56    September 1994    234.67
--------------------------------------------------------------------------------------
  December 1987      140.34    June 1991         191.12    December 1994     234.31
--------------------------------------------------------------------------------------
  March 1988         145.12    September 1991    202.49
--------------------------------------------------------------------------------------
  June 1988          147.55    December 1991     214.57
--------------------------------------------------------------------------------------

                            TABLE 3 - ANNUITY PERIOD

              VALUE AT QUARTERLY INTERVALS OF HYPOTHETICAL MONTHLY
                           VARIABLE ANNUITY PAYMENTS
    (Assumes Initial Annuity Payment of $100 beginning on December 31, 1984)

---------------------------------------------------------------------------------------
             PAYMENT                       PAYMENT                       PAYMENT
  MONTH      FOR MONTH(/2/) MONTH          FOR MONTH(/2/) MONTH          FOR MONTH(/2/)
---------------------------------------------------------------------------------------
  March
   1985      $101.10        September 1988 $131.96        March 1992     $165.66
---------------------------------------------------------------------------------------
  June 1985   108.68        December 1988   129.99        June 1992       169.58
---------------------------------------------------------------------------------------
  September
   1985       109.95        March 1989      130.92        September 1992  173.46
---------------------------------------------------------------------------------------
  December
   1985       116.67        June 1989       138.39        December 1992   172.91
---------------------------------------------------------------------------------------
  March
   1986       122.68        September 1989  139.45        March 1993      176.28
---------------------------------------------------------------------------------------
  June 1986   122.77        December 1989   142.14        June 1993       178.94
---------------------------------------------------------------------------------------
  September
   1986       124.16        March 1990      140.02        September 1993  181.39
---------------------------------------------------------------------------------------
  December
   1986       126.91        June 1990       143.26        December 1993   180.95
---------------------------------------------------------------------------------------
  March
   1987       128.13        September 1990  143.09        March 1994      172.91
---------------------------------------------------------------------------------------
  June 1987   124.32        December 1990   148.00        June 1994       167.72
---------------------------------------------------------------------------------------
  September
   1987       121.87        March 1991      151.28        September 1994  167.80
---------------------------------------------------------------------------------------
  December
   1987       126.58        June 1991       152.82        December 1994   166.11
---------------------------------------------------------------------------------------
  March
   1988       129.77        September 1991  160.53
---------------------------------------------------------------------------------------
  June 1988   130.81        December 1991   168.65
---------------------------------------------------------------------------------------

(/1/) The Accumulation Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. See the narrative preceding these Tables.
(/2/) The amounts above assume deductions of all fees and expenses of the Funds and under the Contracts during the Annuity Period. The Payments are based on the standard assumed net investment rate of 3 1/2% per annum. See the nararative preceding these Tables.

                           AETNA VARIABLE ENCORE FUND
                   HYPOTHETICAL PERIODIC ACCUMULATION VALUES

                         TABLE 1 - ACCUMULATION PERIOD

              HYPOTHETICAL ACCUMULATION VALUES AT ANNUAL INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1984
    (Assuming $100 Monthly Purchase Payments made during each Contract Year)

----------------------------------------------------------------------------
                 CUMULATIVE CUMULATIVE
  VALUE AT END   PURCHASE   MAINTENANCE ACCUMULATION DEFERRED     WITHDRAWAL
  OF MONTH       PAYMENTS   FEES        VALUE(/1/)   SALES CHARGE VALUE(/2/)
----------------------------------------------------------------------------
  December 1985  $ 1,200.00   $ 25.00    $ 1,220.45    $ 73.23    $ 1,147.22
----------------------------------------------------------------------------
  December 1986    2,400.00     50.00      2,496.90     124.85      2,372.05
----------------------------------------------------------------------------
  December 1987    3,600.00     75.00     3,845.775     153.83      3,691.94
----------------------------------------------------------------------------
  December 1988    4,800.00    100.00     5,298.766     158.96      5,139.80
----------------------------------------------------------------------------
  December 1989    6,000.00    125.00      6,949.34     138.99      6,810.35
----------------------------------------------------------------------------
  December 1990    7,200.00    150.00      8,661.92      86.62      8,575.30
----------------------------------------------------------------------------
  December 1991    8,400.00    150.00     10,345.35       0.00     10,345.35
----------------------------------------------------------------------------
  December 1992    9,600.00    150.00     11,806.35       0.00     11,806.35
----------------------------------------------------------------------------
  December 1993   10,800.00    150.00     13,244.70       0.00     13,244.70
----------------------------------------------------------------------------
  December 1994   12,000.00    150.00     14,836.70       0.00     14,836.70
----------------------------------------------------------------------------


                         TABLE 2 - ACCUMULATION PERIOD

            HYPOTHETICAL ACCUMULATION VALUES AT QUARTERLY INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1984
      (Assumes Single $100 Net Purchase Payment made at Contract Issuance)

--------------------------------------------------------------------------------------
  VALUE AT END    ACCUMULATION VALUE AT END   ACCUMULATION VALUE AT END   ACCUMULATION
  OF MONTH        VALUE(/1/)   OF MONTH       VALUE(/1/)   OF MONTH       VALUE(/1/)
--------------------------------------------------------------------------------------
  March 1985        $101.71    September 1988   $124.54    March 1992       $155.16
--------------------------------------------------------------------------------------
  June 1985          103.59    December 1988     126.62    June 1992         156.20
--------------------------------------------------------------------------------------
  September 1985     105.29    March 1989        129.10    September 1992    157.11
--------------------------------------------------------------------------------------
  December 1985      107.12    June 1989         131.82    December 1992     157.77
--------------------------------------------------------------------------------------
  March 1986         108.88    September 1989    134.34    March 1993        158.56
--------------------------------------------------------------------------------------
  June 1986          110.34    December 1989     136.78    June 1993         159.30
--------------------------------------------------------------------------------------
  September 1986     111.79    March 1990        139.10    September 1993    160.10
--------------------------------------------------------------------------------------
  December 1986      113.08    June 1990         141.55    December 1993     160.79
--------------------------------------------------------------------------------------
  March 1987         114.44    September 1990    143.96    March 1994        161.48
--------------------------------------------------------------------------------------
  June 1987          115.90    December 1990     146.46    June 1994         162.48
--------------------------------------------------------------------------------------
  September 1987     117.45    March 1991        148.53    September 1994    163.73
--------------------------------------------------------------------------------------
  December 1987      119.27    June 1991         150.40    December 1994     165.30
--------------------------------------------------------------------------------------
  March 1988         121.00    September 1991    152.32
--------------------------------------------------------------------------------------
  June 1988          122.63    December 1991     154.09
--------------------------------------------------------------------------------------


(/1/) The Accumulation Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. See the narrative preceding these Tables.
(/2/) The Withdrawal Value is net of all applicable fees and expenses of the Fund and under the Contract, including deferred sales charges. See the narrative preceding these Tables.

                      AETNA INVESTMENT ADVISERS FUND, INC.
         HYPOTHETICAL PERIODIC ACCUMULATION VALUES AND ANNUITY PAYMENTS

                         TABLE 1 - ACCUMULATION PERIOD

              HYPOTHETICAL ACCUMULATION VALUES AT ANNUAL INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1989
    (Assuming $100 Monthly Purchase Payments made during each Contract Year)

------------------------------------------------------------------------
                 CUMULATIVE CUMULATIVE               DEFERRED
  VALUE AT END   PURCHASE   MAINTENANCE ACCUMULATION SALES    WITHDRAWAL
  OF MONTH       PAYMENTS   FEES        VALUE(/1/)   CHARGE   VALUE(/2/)
------------------------------------------------------------------------
  December 1990  $1,200.00    $25.00     $1,217.33   $ 73.04  $1,144.29
------------------------------------------------------------------------
  December 1991   2,400.00     50.00      2,711.61    135.58   2,576.03
------------------------------------------------------------------------
  December 1992   3,600.00     75.00      4,064.13    162.57   3,901.56
------------------------------------------------------------------------
  December 1993   4,800.00    100.00      5,647.00    169.41   5,477.59
------------------------------------------------------------------------
  December 1994   6,000.00    125.00      6,727.76    134.56   6,593.20
------------------------------------------------------------------------

                         TABLE 2 - ACCUMULATION PERIOD

            HYPOTHETICAL ACCUMULATION VALUES AT QUARTERLY INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1989
      (Assumes Single $100 Net Purchase Payment made at Contract Issuance)

--------------------------------------------------------------------------------------
  VALUE AT END    ACCUMULATION VALUE AT END   ACCUMULATION VALUE AT END   ACCUMULATION
  OF MONTH        VALUE(/1/)   OF MONTH       VALUE(/1/)   OF MONTH       VALUE(/1/)
--------------------------------------------------------------------------------------
  March 1990        $100.50    December 1991    $122.03    September 1993 $135.87
--------------------------------------------------------------------------------------
  June 1990          104.24    March 1992        121.57    December 1993   139.11
--------------------------------------------------------------------------------------
  September 1990      98.48    June 1992         124.32    March 1994      135.05
--------------------------------------------------------------------------------------
  December 1990      104.40    September 1992    126.08    June 1994       133.48
--------------------------------------------------------------------------------------
  March 1991         110.45    December 1992     128.19    September 1994  137.27
--------------------------------------------------------------------------------------
  June 1991          110.48    March 1993        131.17    December 1994   136.90
--------------------------------------------------------------------------------------
  September 1991     115.28    June 1993         132.20
--------------------------------------------------------------------------------------

                            TABLE 3 - ANNUITY PERIOD

 VALUE AT QUARTERLY INTERVALS OF HYPOTHETICAL MONTHLY VARIABLE ANNUITY PAYMENTS
    (Assumes Initial Annuity Payment of $100 beginning on December 31, 1990)

---------------------------------------------------------------------------------------
             PAYMENT                       PAYMENT                       PAYMENT
  MONTH      FOR MONTH(/3/) MONTH          FOR MONTH(/3/) MONTH          FOR MONTH(/3/)
---------------------------------------------------------------------------------------
  March
  1991       $104.89        September 1992 $113.71        March 1994     $115.67
---------------------------------------------------------------------------------------
  June 1991   104.02        December 1992   114.62        June 1994       113.35
---------------------------------------------------------------------------------------
  September
  1991        107.61        March 1993      116.28        September 1994  115.57
---------------------------------------------------------------------------------------
  December
  1991        112.93        June 1993       116.19        December 1994   114.27
---------------------------------------------------------------------------------------
  March
  1992        111.54        September 1993  118.39
---------------------------------------------------------------------------------------
  June 1992   113.10        December 1993   120.18
---------------------------------------------------------------------------------------

(/1/) The Accumulation Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. See the narrative preceding these Tables.
(/2/) The Withdrawal Value is net of all applicable fees and expenses of the Fund and under the Contract, including deferred sales charges. See the narrative preceding these Tables.
(/3/) The amounts above assume deductions of all fees and expenses of the Funds and under the Contracts during the Annuity Period. The Payments are based on the standard assumed net investment rate of 3 1/2% per annum. See the narrative preceding these Tables.

                        ALGER AMERICAN GROWTH PORTFOLIO
                   HYPOTHETICAL PERIODIC ACCUMULATION VALUES

                         TABLE 1 - ACCUMULATION PERIOD

              HYPOTHETICAL ACCUMULATION VALUES AT ANNUAL INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1989
    (Assuming $100 Monthly Purchase Payments made during each Contract Year)

------------------------------------------------------------------------
                 CUMULATIVE CUMULATIVE               DEFERRED
  VALUE AT END   PURCHASE   MAINTENANCE ACCUMULATION SALES    WITHDRAWAL
  OF MONTH       PAYMENTS   FEES        VALUE(/1/)   CHARGE   VALUE(/2/)
------------------------------------------------------------------------
  December 1990  $1,200.00    $ 25.00    $1,242.30   $ 74.54  $1,167.76
------------------------------------------------------------------------
  December 1991   2,400.00      50.00     3,113.18    155.66   2,957.52
------------------------------------------------------------------------
  December 1992   3,600.00      75.00     4,786.46    191.46   4,595.00
------------------------------------------------------------------------
  December 1993   4,800.00     100.00     7,139.34    214.18   6,925.16
------------------------------------------------------------------------
  December 1994   6,000.00     125.00     8,356.71    167.13   8,189.58
------------------------------------------------------------------------

                         TABLE 2 - ACCUMULATION PERIOD

            HYPOTHETICAL ACCUMULATION VALUES AT QUARTERLY INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1989
      (Assumes Single $100 Net Purchase Payment made at Contract Issuance)

--------------------------------------------------------------------------------------
  VALUE AT END    ACCUMULATION VALUE AT END   ACCUMULATION VALUE AT END   ACCUMULATION
  OF MONTH        VALUE(/1/)   OF MONTH       VALUE(/1/)   OF MONTH       VALUE(/1/)
--------------------------------------------------------------------------------------
  March 1990        $ 94.31    December 1991    $142.59    September 1993   $181.33
--------------------------------------------------------------------------------------
  June 1990          109.69    March 1992        138.75    December 1993     191.39
--------------------------------------------------------------------------------------
  September 1990      91.62    June 1992         130.58    March 1994        182.84
--------------------------------------------------------------------------------------
  December 1990      102.84    September 1992    138.99    June 1994         172.52
--------------------------------------------------------------------------------------
  March 1991         122.22    December 1992     158.25    September 1994    186.62
--------------------------------------------------------------------------------------
  June 1991          116.94    March 1993        161.04    December 1994     191.75
--------------------------------------------------------------------------------------
  September 1991     131.83    June 1993         165.51
--------------------------------------------------------------------------------------

(/1/) The Accumulation Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. See the narrative preceding these Tables.
(/2/) The Withdrawal Value is net of all applicable fees and expenses of the Fund and under the Contract, including deferred sales charges. See the narrative preceding these Tables.

                 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                   HYPOTHETICAL PERIODIC ACCUMULATION VALUES

                         TABLE 1 - ACCUMULATION PERIOD

              HYPOTHETICAL ACCUMULATION VALUES AT ANNUAL INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1988
    (Assuming $100 Monthly Purchase Payments made during each Contract Year)

------------------------------------------------------------------------------
                 CUMULATIVE CUMULATIVE
  VALUE AT END   PURCHASE   MAINTENANCE ACCUMULATION DEFERRED SALES WITHDRAWAL
  OF MONTH       PAYMENTS   FEES        VALUE(/1/)   CHARGE         VALUE(/2/)
------------------------------------------------------------------------------
  December 1989  $1,200.00    $ 25.00    $1,431.08      $ 85.86     $ 1,345.22
------------------------------------------------------------------------------
  December 1990   2,400.00      50.00     2,798.49       139.92       2,658.57
------------------------------------------------------------------------------
  December 1991   3,600.00      75.00     5,864.66       234.59       5,630.07
------------------------------------------------------------------------------
  December 1992   4,800.00     100.00     7,345.57       220.37       7,125.20
------------------------------------------------------------------------------
  December 1993   6,000.00     125.00     9,454.17       189.08       9,265.09
------------------------------------------------------------------------------
  December 1994   7,200.00     125.00    10,188.09       101.88      10,086.21
------------------------------------------------------------------------------

                         TABLE 2 - ACCUMULATION PERIOD

            HYPOTHETICAL ACCUMULATION VALUES AT QUARTERLY INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1988
      (Assumes Single $100 Net Purchase Payment made at Contract Issuance)

--------------------------------------------------------------------------------------
  VALUE AT END    ACCUMULATION VALUE AT END   ACCUMULATION VALUE AT END   ACCUMULATION
  OF MONTH        VALUE(/1/)   OF MONTH       VALUE(/1/)   OF MONTH       VALUE(/1/)
--------------------------------------------------------------------------------------
  March 1989        $121.70    March 1991       $218.56    March 1993       $253.23
--------------------------------------------------------------------------------------
  June 1989          135.80    June 1991         205.53    June 1993         270.26
--------------------------------------------------------------------------------------
  September 1989     167.68    September 1991    230.08    September 1993    304.19
--------------------------------------------------------------------------------------
  December 1989      162.44    December 1991     271.28    December 1993     306.96
--------------------------------------------------------------------------------------
  March 1990         164.48    March 1992        244.58    March 1994        279.42
--------------------------------------------------------------------------------------
  June 1990          188.05    June 1992         217.20    June 1994         260.35
--------------------------------------------------------------------------------------
  September 1990     148.59    September 1992    233.48    September 1994    283.36
--------------------------------------------------------------------------------------
  December 1990      174.35    December 1992     277.41    December 1994     290.89
--------------------------------------------------------------------------------------

(/1/) The Accumulation Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. See the narrative preceding these Tables.
(/2/) The Withdrawal Value is net of all applicable fees and expenses of the Fund and under the Contract, including deferred sales charges. See the narrative preceding these Tables.

                        FIDELITY EQUITY-INCOME PORTFOLIO
                   HYPOTHETICAL PERIODIC ACCUMULATION VALUES

                         TABLE 1 - ACCUMULATION PERIOD

              HYPOTHETICAL ACCUMULATION VALUES AT ANNUAL INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1986
    (Assuming $100 Monthly Purchase Payments made during each Contract Year)

------------------------------------------------------------------------
                 CUMULATIVE CUMULATIVE               DEFERRED
  VALUE AT END   PURCHASE   MAINTENANCE ACCUMULATION SALES    WITHDRAWAL
  OF MONTH       PAYMENTS   FEES        VALUE(/1/)   CHARGE   VALUE(/2/)
------------------------------------------------------------------------
  December 1987  $1,200.00    $ 25.00    $ 1,030.65  $ 61.84  $   968.81
------------------------------------------------------------------------
  December 1988   2,400.00      50.00      2,499.32   124.97    2,374.35
------------------------------------------------------------------------
  December 1989   3,600.00      75.00      4,107.14   164.29    3,942.85
------------------------------------------------------------------------
  December 1990   4,800.00     100.00      4,536.78   136.10    4,400.68
------------------------------------------------------------------------
  December 1991   6,000.00     125.00      7,203.02   144.06    7,058.96
------------------------------------------------------------------------
  December 1992   7,200.00     150.00      9,598.25    95.98    9,502.27
------------------------------------------------------------------------
  December 1993   8,400.00     150.00     12,493.24     0.00   12,493.24
------------------------------------------------------------------------
  December 1994   9,600.00     150.00     14,439.23     0.00   14,439.23
------------------------------------------------------------------------

                         TABLE 2 - ACCUMULATION PERIOD

            HYPOTHETICAL ACCUMULATION VALUES AT QUARTERLY INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1986
      (Assumes Single $100 Net Purchase Payment made at Contract Issuance)

--------------------------------------------------------------------------------------
  VALUE AT END    ACCUMULATION VALUE AT END   ACCUMULATION VALUE AT END   ACCUMULATION
  OF MONTH        VALUE(/1/)   OF MONTH       VALUE(/1/)   OF MONTH       VALUE(/1/)
--------------------------------------------------------------------------------------
  March 1987        $116.62    December 1989    $137.18    September 1992   $160.07
--------------------------------------------------------------------------------------
  June 1987          116.44    March 1990        128.48    December 1992     171.94
--------------------------------------------------------------------------------------
  September 1987     121.21    June 1990         130.51    March 1993        185.89
--------------------------------------------------------------------------------------
  December 1987       97.65    September 1990    107.71    June 1993         190.09
--------------------------------------------------------------------------------------
  March 1988         107.54    December 1990     114.75    September 1993    198.67
--------------------------------------------------------------------------------------
  June 1988          116.73    March 1991        131.50    December 1993     200.88
--------------------------------------------------------------------------------------
  September 1988     117.55    June 1991         133.25    March 1994        195.17
--------------------------------------------------------------------------------------
  December 1988      118.35    September 1991    142.34    June 1994         201.93
--------------------------------------------------------------------------------------
  March 1989         127.35    December 1991     148.95    September 1994    215.14
--------------------------------------------------------------------------------------
  June 1989          135.87    March 1992        153.48    December 1994     212.40
--------------------------------------------------------------------------------------
  September 1989     144.01    June 1992         157.65
--------------------------------------------------------------------------------------

(/1/) The Accumulation Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. See the narrative preceding these Tables.
(/2/) The Withdrawal Value is net of all applicable fees and expenses of the Fund and under the Contract, including deferred sales charges. See the narrative preceding these Tables.

                           FIDELITY GROWTH PORTFOLIO
                   HYPOTHETICAL PERIODIC ACCUMULATION VALUES

                         TABLE 1 - ACCUMULATION PERIOD

              HYPOTHETICAL ACCUMULATION VALUES AT ANNUAL INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1986
    (Assuming $100 Monthly Purchase Payments made during each Contract Year)

------------------------------------------------------------------------------
                 CUMULATIVE CUMULATIVE
  VALUE AT END   PURCHASE   MAINTENANCE ACCUMULATION DEFERRED SALES WITHDRAWAL
  OF MONTH       PAYMENTS   FEES        VALUE(/1/)   CHARGE         VALUE(/2/)
------------------------------------------------------------------------------
  December 1987  $1,200.00    $ 25.00    $ 1,055.37     $ 63.32     $   992.05
------------------------------------------------------------------------------
  December 1988   2,400.00      50.00      2,425.01      121.25       2,303.76
------------------------------------------------------------------------------
  December 1989   3,600.00      75.00      4,469.80      178.79       4,291.01
------------------------------------------------------------------------------
  December 1990   4,800.00     100.00      5,000.80      150.02       4,850.78
------------------------------------------------------------------------------
  December 1991   6,000.00     125.00      8,609.21      172.18       8,437.03
------------------------------------------------------------------------------
  December 1992   7,200.00     125.00     10,602.72      106.03      10,496.69
------------------------------------------------------------------------------
  December 1993   8,400.00     125.00     13,803.79        0.00      13,803.79
------------------------------------------------------------------------------
  December 1994   9,600.00     125.00     14,853.65        0.00      14,853.65
------------------------------------------------------------------------------

                         TABLE 2 - ACCUMULATION PERIOD

            HYPOTHETICAL ACCUMULATION VALUES AT QUARTERLY INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1986
      (Assumes Single $100 Net Purchase Payment made at Contract Issuance)

--------------------------------------------------------------------------------------
  VALUE AT END    ACCUMULATION VALUE AT END   ACCUMULATION VALUE AT END   ACCUMULATION
  OF MONTH        VALUE(/1/)   OF MONTH       VALUE(/1/)   OF MONTH       VALUE(/1/)
--------------------------------------------------------------------------------------
  March 1987        $117.68    December 1989    $151.80    September 1992   $180.29
--------------------------------------------------------------------------------------
  June 1987          121.59    March 1990        145.68    December 1992     205.27
--------------------------------------------------------------------------------------
  September 1987     128.33    June 1990         156.68    March 1993        212.52
--------------------------------------------------------------------------------------
  December 1987      102.38    September 1990    123.70    June 1993         227.57
--------------------------------------------------------------------------------------
  March 1988         111.73    December 1990     132.33    September 1993    242.00
--------------------------------------------------------------------------------------
  June 1988          117.41    March 1991        155.77    December 1993     241.96
--------------------------------------------------------------------------------------
  September 1988     116.84    June 1991         150.85    March 1994        233.61
--------------------------------------------------------------------------------------
  December 1988      116.87    September 1991    173.36    June 1994         217.27
--------------------------------------------------------------------------------------
  March 1989         125.98    December 1991     190.18    September 1994    233.94
--------------------------------------------------------------------------------------
  June 1989          135.15    March 1992        192.77    December 1994     238.96
--------------------------------------------------------------------------------------
  September 1989     150.59    June 1992         175.96
--------------------------------------------------------------------------------------

(/1/) The Accumulation Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. See the narrative preceding these Tables.
(/2/) The Withdrawal Value is net of all applicable fees and expenses of the Fund and under the Contract, including deferred sales charges. See the narrative preceding these Tables.

                          FIDELITY OVERSEAS PORTFOLIO
                   HYPOTHETICAL PERIODIC ACCUMULATION VALUES

                         TABLE 1 - ACCUMULATION PERIOD

              HYPOTHETICAL ACCUMULATION VALUES AT ANNUAL INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1987
    (Assuming $100 Monthly Purchase Payments made during each Contract Year)

------------------------------------------------------------------------
                 CUMULATIVE CUMULATIVE               DEFERRED
  VALUE AT END   PURCHASE   MAINTENANCE ACCUMULATION SALES    WITHDRAWAL
  OF MONTH       PAYMENTS   FEES        VALUE(/1/)   CHARGE   VALUE(/2/)
------------------------------------------------------------------------
  December 1988  $1,200.00    $ 25.00    $ 1,240.57  $ 74.43  $ 1,166.14
------------------------------------------------------------------------
  December 1989   2,400.00      50.00      2,912.28   145.61    2,766.67
------------------------------------------------------------------------
  December 1990   3,600.00      75.00      3,954.47   158.18    3,796.29
------------------------------------------------------------------------
  December 1991   4,800.00     100.00      5,441.63   163.25    5,278.38
------------------------------------------------------------------------
  December 1992   6,000.00     125.00      5,859.74   117.19    5,742.55
------------------------------------------------------------------------
  December 1993   7,200.00     150.00      9,311.65    93.12    9,218.53
------------------------------------------------------------------------
  December 1994   8,400.00     150.00     10,518.69     0.00   10,518.69
------------------------------------------------------------------------

                         TABLE 2 - ACCUMULATION PERIOD

            HYPOTHETICAL ACCUMULATION VALUES AT QUARTERLY INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1987
      (Assumes Single $100 Net Purchase Payment made at Contract Issuance)

--------------------------------------------------------------------------------------
  VALUE AT END    ACCUMULATION VALUE AT END   ACCUMULATION VALUE AT END   ACCUMULATION
  OF MONTH        VALUE(/1/)   OF MONTH       VALUE(/1/)   OF MONTH       VALUE(/1/)
--------------------------------------------------------------------------------------
  March 1988      $103.32      September 1990 $123.39      March 1993     $136.03
--------------------------------------------------------------------------------------
  June 1988        100.97      December 1990   129.35      June 1993       144.09
--------------------------------------------------------------------------------------
  September 1988   100.55      March 1991      130.66      September 1993  156.48
--------------------------------------------------------------------------------------
  December 1988    106.79      June 1991       126.13      December 1993   165.04
--------------------------------------------------------------------------------------
  March 1989       111.42      September 1991  137.78      March 1994      167.91
--------------------------------------------------------------------------------------
  June 1989        109.71      December 1991   137.99      June 1994       168.99
--------------------------------------------------------------------------------------
  September 1989   126.12      March 1992      133.57      September 1994  170.38
--------------------------------------------------------------------------------------
  December 1989    133.19      June 1992       144.83      December 1994   165.82
--------------------------------------------------------------------------------------
  March 1990       132.79      September 1992  128.61
--------------------------------------------------------------------------------------
  June 1990        144.96      December 1992   121.66
--------------------------------------------------------------------------------------

(/1/) The Accumulation Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. See the narrative preceding these Tables.
(/2/) The Withdrawal Value is net of all applicable fees and expenses of the Fund and under the Contract, including deferred sales charges. See the narrative preceding these Tables.

                    JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
                   HYPOTHETICAL PERIODIC ACCUMULATION VALUES

                         TABLE 1 - ACCUMULATION PERIOD

              HYPOTHETICAL ACCUMULATION VALUES AT ANNUAL INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1993
    (Assuming $100 Monthly Purchase Payments made during each Contract Year)

------------------------------------------------------------------------
                 CUMULATIVE CUMULATIVE               DEFERRED
  VALUE AT END   PURCHASE   MAINTENANCE ACCUMULATION SALES    WITHDRAWAL
  OF MONTH       PAYMENTS   FEES        VALUE(/1/)   CHARGE   VALUE(/2/)
------------------------------------------------------------------------
  December 1994  $1,200.00    $25.00     $1,341.33    $80.48  $1,260.85
------------------------------------------------------------------------

                         TABLE 2 - ACCUMULATION PERIOD

            HYPOTHETICAL ACCUMULATION VALUES AT QUARTERLY INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1993
      (Assumes Single $100 Net Purchase Payment made at Contract Issuance)

----------------------------------------------------------------
         VALUE AT END   ACCUMULATION VALUE AT END   ACCUMULATION
         OF MONTH       VALUE(/1/)   OF MONTH       VALUE(/1/)
----------------------------------------------------------------
         March 1994        $95.38    September 1994   $109.21
----------------------------------------------------------------
         June 1994          93.78    December 1994     114.91
----------------------------------------------------------------

                         JANUS ASPEN BALANCED PORTFOLIO
                   HYPOTHETICAL PERIODIC ACCUMULATION VALUES

                         TABLE 1 - ACCUMULATION PERIOD

              HYPOTHETICAL ACCUMULATION VALUES AT ANNUAL INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1993
    (Assuming $100 Monthly Purchase Payments made during each Contract Year)

------------------------------------------------------------------------
                 CUMULATIVE CUMULATIVE               DEFERRED
  VALUE AT END   PURCHASE   MAINTENANCE ACCUMULATION SALES    WITHDRAWAL
  OF MONTH       PAYMENTS   FEES        VALUE(/1/)   CHARGE   VALUE(/2/)
------------------------------------------------------------------------
  December 1994  $1,200.00    $25.00     $1,150.86    $69.05  $1,081.81
------------------------------------------------------------------------

                         TABLE 2 - ACCUMULATION PERIOD

            HYPOTHETICAL ACCUMULATION VALUES AT QUARTERLY INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1993
      (Assumes Single $100 Net Purchase Payment made at Contract Issuance)

----------------------------------------------------------------
         VALUE AT END   ACCUMULATION VALUE AT END   ACCUMULATION
         OF MONTH       VALUE(/1/)   OF MONTH       VALUE(/1/)
----------------------------------------------------------------
         March 1994       $101.75    September 1994   $100.92
----------------------------------------------------------------
         June 1994         100.50    December 1994      99.58
----------------------------------------------------------------

(/1/) The Accumulation Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. See the narrative preceding these Tables.
(/2/) The Withdrawal Value is net of all applicable fees and expenses of the Fund and under the Contract, including deferred sales charges. See the narrative preceding these Tables.

                          JANUS ASPEN GROWTH PORTFOLIO
                   HYPOTHETICAL PERIODIC ACCUMULATION VALUES

                         TABLE 1 - ACCUMULATION PERIOD

              HYPOTHETICAL ACCUMULATION VALUES AT ANNUAL INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1993
    (Assuming $100 Monthly Purchase Payments made during each Contract Year)

------------------------------------------------------------------------------
                 CUMULATIVE CUMULATIVE
  VALUE AT END   PURCHASE   MAINTENANCE ACCUMULATION DEFERRED SALES WITHDRAWAL
  OF MONTH       PAYMENTS   FEES        VALUE(/1/)   CHARGE         VALUE(/2/)
------------------------------------------------------------------------------
  December 1994  $1,200.00    $25.00     $1,171.15       $70.27     $1,100.88
------------------------------------------------------------------------------

                         TABLE 2 - ACCUMULATION PERIOD

            HYPOTHETICAL ACCUMULATION VALUES AT QUARTERLY INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1993
      (Assumes Single $100 Net Purchase Payment made at Contract Issuance)

----------------------------------------------------------------
         VALUE AT END   ACCUMULATION VALUE AT END   ACCUMULATION
         OF MONTH       VALUE(/1/)   OF MONTH       VALUE(/1/)
----------------------------------------------------------------
         March 1994       $100.85    September 1994   $101.74
----------------------------------------------------------------
         June 1994          99.05    December 1994     101.62
----------------------------------------------------------------

                     JANUS ASPEN SHORT-TERM BOND PORTFOLIO
                   HYPOTHETICAL PERIODIC ACCUMULATION VALUES

                         TABLE 1 - ACCUMULATION PERIOD

              HYPOTHETICAL ACCUMULATION VALUES AT ANNUAL INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1993
    (Assuming $100 Monthly Purchase Payments made during each Contract Year)

------------------------------------------------------------------------------
                 CUMULATIVE CUMULATIVE
  VALUE AT END   PURCHASE   MAINTENANCE ACCUMULATION DEFERRED SALES WITHDRAWAL
  OF MONTH       PAYMENTS   FEES        VALUE(/1/)   CHARGE         VALUE(/2/)
------------------------------------------------------------------------------
  December 1994  $1,200.00    $25.00     $1,178.58       $70.71     $1,107.87
------------------------------------------------------------------------------

                         TABLE 2 - ACCUMULATION PERIOD

            HYPOTHETICAL ACCUMULATION VALUES AT QUARTERLY INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1993
      (Assumes Single $100 Net Purchase Payment made at Contract Issuance)

----------------------------------------------------------------
         VALUE AT END   ACCUMULATION VALUE AT END   ACCUMULATION
         OF MONTH       VALUE(/1/)   OF MONTH       VALUE(/1/)
----------------------------------------------------------------
         March 1994        $99.19    September 1994    $99.39
----------------------------------------------------------------
         June 1994          98.49    December 1994      99.67
----------------------------------------------------------------

(/1/) The Accumulation Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. See the narrative preceding these Tables.
(/2/) The Withdrawal Value is net of all applicable fees and expenses of the Fund and under the Contract, including deferred sales charges. See the narrative preceding these Tables.

                     JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
                   HYPOTHETICAL PERIODIC ACCUMULATION VALUES

                         TABLE 1 - ACCUMULATION PERIOD

              HYPOTHETICAL ACCUMULATION VALUES AT ANNUAL INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1993
    (Assuming $100 Monthly Purchase Payments made during each Contract Year)

----------------------------------------------------------------------------
                 CUMULATIVE CUMULATIVE
  VALUE AT END   PURCHASE   MAINTENANCE ACCUMULATION DEFERRED     WITHDRAWAL
  OF MONTH       PAYMENTS   FEES        VALUE(/1/)   SALES CHARGE VALUE(/2/)
----------------------------------------------------------------------------
  December 1994  $1,200.00    $25.00     $1,161.66      $69.70    $1,091.96
----------------------------------------------------------------------------

                         TABLE 2 - ACCUMULATION PERIOD

            HYPOTHETICAL ACCUMULATION VALUES AT QUARTERLY INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1993
      (Assumes Single $100 Net Purchase Payment made at Contract Issuance)

----------------------------------------------------------------
         VALUE AT END   ACCUMULATION VALUE AT END   ACCUMULATION
         OF MONTH       VALUE(/1/)   OF MONTH       VALUE(/1/)
----------------------------------------------------------------
         March 1994        $99.69    September 1994   $101.58
----------------------------------------------------------------
         June 1994          97.48    December 1994     100.26
----------------------------------------------------------------

(/1/) The Accumulation Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. See the narrative preceding these Tables.
(/2/) The Withdrawal Value is net of all applicable fees and expenses of the Fund and under the Contract, including deferred sales charges. See the narrative preceding these Tables.

                        SCUDDER INTERNATIONAL PORTFOLIO
                   HYPOTHETICAL PERIODIC ACCUMULATION VALUES

                         TABLE 1 - ACCUMULATION PERIOD

              HYPOTHETICAL ACCUMULATION VALUES AT ANNUAL INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1987
    (Assuming $100 Monthly Purchase Payments made during each Contract Year)

----------------------------------------------------------------------------
                 CUMULATIVE CUMULATIVE
  VALUE AT END   PURCHASE   MAINTENANCE ACCUMULATION DEFERRED     WITHDRAWAL
  OF MONTH       PAYMENTS   FEES        VALUE(/1/)   SALES CHARGE VALUE(/2/)
----------------------------------------------------------------------------
  December 1988  $1,200.00    $ 25.00    $ 1,267.70    $ 76.06    $1,191.64
----------------------------------------------------------------------------
  December 1989   2,400.00      50.00      3,120.86     156.04     2,964.82
----------------------------------------------------------------------------
  December 1990   3,600.00      75.00      3,926.66     157.07     3,769.59
----------------------------------------------------------------------------
  December 1991   4,800.00     100.00      5,537.56     166.13     5,371.43
----------------------------------------------------------------------------
  December 1992   6,000.00     125.00      6,448.79     128.98     6,319.81
----------------------------------------------------------------------------
  December 1993   7,200.00     125.00     10,152.09     101.52    10,050.57
----------------------------------------------------------------------------
  December 1994   8,400.00     125.00     11,097.29       0.00    11,097.29
----------------------------------------------------------------------------

                         TABLE 2 - ACCUMULATION PERIOD

            HYPOTHETICAL ACCUMULATION VALUES AT QUARTERLY INTERVALS
                FOLLOWING CONTRACT ISSUANCE AT DECEMBER 31, 1987
      (Assumes Single $100 Net Purchase Payment made at Contract Issuance)

--------------------------------------------------------------------------------------
  VALUE AT END    ACCUMULATION VALUE AT END   ACCUMULATION VALUE AT END   ACCUMULATION
  OF MONTH        VALUE(/1/)   OF MONTH       VALUE(/1/)   OF MONTH       VALUE(/1/)
--------------------------------------------------------------------------------------
  March 1988        $108.22    September 1990   $137.61    March 1993       $164.56
--------------------------------------------------------------------------------------
  June 1988          110.15    December 1990     143.07    June 1993         171.18
--------------------------------------------------------------------------------------
  September 1988     104.91    March 1991        154.45    September 1993    189.68
--------------------------------------------------------------------------------------
  December 1988      115.28    June 1991         148.17    December 1993     204.23
--------------------------------------------------------------------------------------
  March 1989         125.78    September 1991    156.84    March 1994        202.46
--------------------------------------------------------------------------------------
  June 1989          130.06    December 1991     157.46    June 1994         204.44
--------------------------------------------------------------------------------------
  September 1989     147.69    March 1992        150.63    September 1994    208.68
--------------------------------------------------------------------------------------
  December 1989      156.87    June 1992         159.33    December 1994     199.98
--------------------------------------------------------------------------------------
  March 1990         158.34    September 1992    156.39
--------------------------------------------------------------------------------------
  June 1990          166.92    December 1992     150.97
--------------------------------------------------------------------------------------

(/1/) The Accumulation Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. See the narrative preceding these Tables.
(/2/) The Withdrawal Value is net of all applicable fees and expenses of the Fund and under the Contract, including deferred sales charges. See the narrative preceding these Tables.

                                   TCI GROWTH
                   HYPOTHETICAL PERIODIC ACCUMULATION VALUES

                         TABLE 1 - ACCUMULATION PERIOD

              HYPOTHETICAL ACCUMULATION VALUES AT ANNUAL INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1987
    (Assuming $100 Monthly Purchase Payments made during each Contract Year)

------------------------------------------------------------------------
                 CUMULATIVE CUMULATIVE               DEFERRED
  VALUE AT END   PURCHASE   MAINTENANCE ACCUMULATION SALES    WITHDRAWAL
  OF MONTH       PAYMENTS   FEES        VALUE(/1/)   CHARGE   VALUE(/2/)
------------------------------------------------------------------------
  December 1988  $1,200.00    $25.00     $ 1,196.10  $ 71.77  $ 1,124.33
------------------------------------------------------------------------
  December 1989   2,400.00     50.00       2,803.20   140.16    2,663.04
------------------------------------------------------------------------
  December 1990   3,600.00     75.00       3,897.43   155.90    3,741.53
------------------------------------------------------------------------
  December 1991   4,800.00    100.00       6,848.91   205.47    6,643.44
------------------------------------------------------------------------
  December 1992   6,000.00    125.00       7,910.20   158.20    7,752.00
------------------------------------------------------------------------
  December 1993   7,200.00    125.00      10,210.24   102.10   10,108.14
------------------------------------------------------------------------
  December 1994   8,400.00    125.00      11,159.18     0.00   11,159.18
------------------------------------------------------------------------

                         TABLE 2 - ACCUMULATION PERIOD

            HYPOTHETICAL ACCUMULATION VALUES AT QUARTERLY INTERVALS
                FOLLOWING CONTRACT ISSUANCE ON DECEMBER 31, 1987
      (Assumes Single $100 Net Purchase Payment made at Contract Issuance)

--------------------------------------------------------------------------------------
  VALUE AT END    ACCUMULATION VALUE AT END   ACCUMULATION VALUE AT END   ACCUMULATION
  OF MONTH        VALUE(/1/)   OF MONTH       VALUE(/1/)   OF MONTH       VALUE(/1/)
--------------------------------------------------------------------------------------
  March 1988        $ 91.40    September 1990   $113.00    March 1993       $166.85
--------------------------------------------------------------------------------------
  June 1988          100.13    December 1990     119.63    June 1993         175.10
--------------------------------------------------------------------------------------
  September 1988      94.39    March 1991        145.88    September 1993    184.11
--------------------------------------------------------------------------------------
  December 1988       96.51    June 1991         136.27    December 1993     184.72
--------------------------------------------------------------------------------------
  March 1989         104.63    September 1991    151.98    March 1994        180.04
--------------------------------------------------------------------------------------
  June 1989          110.48    December 1991     167.60    June 1994         170.61
--------------------------------------------------------------------------------------
  September 1989     124.71    March 1992        159.19    September 1994    178.52
--------------------------------------------------------------------------------------
  December 1989      122.65    June 1992         148.65    December 1994     180.31
--------------------------------------------------------------------------------------
  March 1990         123.51    September 1992    152.80
--------------------------------------------------------------------------------------
  June 1990          134.26    December 1992     163.65
--------------------------------------------------------------------------------------

(/1/) The Accumulation Value is net of all applicable fees and expenses of the Fund and under the Contract, except the deferred sales charges. See the narrative preceding these Tables.
(/2/) The Withdrawal Value is net of all applicable fees and expenses of the Fund and under the Contract, including deferred sales charges. See the narrative preceding these Tables.

                         PLEASE ATTACH TO APPLICATION

                 I hereby acknowledge receipt of the Account C Individual Variable Annuity Contract Prospectus
                 for Individual Retirement Annuities (Section
                 408(b)), Internal IRA Rollover and Simplified Employee Pension Plans (Section 408(k)) prospectus dated May 1, 1995 and the current prospectuses for the underlying funds and the Guaranteed Accumulation Account (NY only) or the disclosure brochure for the Guaranteed Interest Account (except WA and NY).
                 [_] Please send a Statement of Additional
                 Information pertaining to the contract described
                 above.
                 ---------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE
                 ---------------------------------------------------
                                     DATE

                 75972-1 (5/95)

--------------------------------------------------------------------------------

                           VARIABLE ANNUITY ACCOUNT C

--------------------------------------------------------------------------------

                   INDIVIDUAL VARIABLE ANNUITY CONTRACTS FOR
  INDIVIDUAL RETIREMENT ANNUITIES (SECTION 408(b)), INTERNAL IRA ROLLOVER AND
               SIMPLIFIED EMPLOYEE PENSION PLANS (Section 408(k))

                               DATED MAY 1, 1995

                      [LOGO OF 1994 IRA/SEP APPEARS HERE]
                                  1994 IRA/SEP



        [LOGO OF AETNA LIFE INSURANCE AND ANNUITY COMPANY APPEARS HERE]
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                              IRA Customer Service
             151 Farmington Avenue Hartford, Connecticut 06156-1258
                           Telephone: 1-800-531-4547

                                                                  75972-1 (5/95)
[LOGO OF RECYCLED PAPER APPEARS HERE]